UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2015

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 88.90%

Corporate-Backed 6.61%

Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		$8,000	$8,104,240
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		12,000	12,174,480
Burke Co Dev - GA Power	1.75%	12/1/2049	A		10,000	10,074,000
Burke Co Dev - GA Transmission	1.30%	1/1/2052	AA-		12,500	12,500,000
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A		3,005	3,039,978
CA Poll Ctl - Waste Mgmt	1.55%	2/1/2019	A-		3,475	3,467,424
CA Stwde - So Cal Edison	1.375%	4/1/2028	Aa3		5,000	4,987,250
Charles City Co EDA - Waste Mgmt	3.125%	2/1/2029	A-		5,000	5,152,250
Citizens Property Insurance Corp	4.25%	6/1/2017	A+		2,690	2,849,087
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		8,000	8,823,520
Citizens Property Insurance Corp	5.50%	6/1/2017	A+		3,365	3,645,675
Gloucester Co Impt Auth - Waste Mgmt	2.125%	12/1/2029	A-		4,500	4,583,205
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	BB-		6,850	7,251,341
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-		4,780	5,098,205
IL Fin Auth - Prairie Power Rmkt	1.30%	7/1/2042	A		6,360	6,343,846
Miami Dade Co IDA - Waste Mgmt Rmkt	1.50%	10/1/2018	A-		4,000	3,986,160
Mobile Indl Poll Ctl - AL Power Co Rmkt	1.65%	6/1/2034	A1		3,000	3,030,330
Montgomery Co IDA - Peco Generation	2.50%	10/1/2030	Baa2		5,000	4,984,400
Montgomery Co IDA - Peco Generation	2.55%	6/1/2029	Baa2		5,000	4,983,950
NY Energy - NY State Elec & Gas	2.00%	6/1/2029	A3		6,000	5,961,660
NY Env Facs - Waste Mgmt	2.75%	7/1/2017	A-		1,000	1,028,540
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB		3,500	3,785,775
Valdez Marine Term - BP Rmkt	5.00%	1/1/2018	A		9,075	9,870,514
WV Poll Ctl - Appalachian Pwr	1.625%	10/1/2022	Baa1		2,500	2,487,075
Total						138,212,905

Education 5.14%

AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2017	Aa3		2,050	2,170,417
AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2018	Aa3		2,140	2,314,881
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2017	Aa3		5,750	6,195,970
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2018	Aa3		3,215	3,569,293
CA State Univ Sys	5.00%	11/1/2020	Aa2		5,000	5,905,450
Cleveland State Univ	5.00%	6/1/2018	A+		1,000	1,101,140
Cleveland State Univ	5.00%	6/1/2019	A+		1,265	1,422,986
CT Hlth & Ed - Yale Univ	0.80%	7/1/2048	AAA		6,000	5,987,820
Curators Univ Sys	5.00%	11/1/2019	AA+		5,000	5,779,100
IA HI Ed - Wartburg Clg	2.50%	10/1/2020	BB	(a)	5,000	4,922,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

IL Fin Auth - Noble Chtr Sch	4.00%	9/1/2019	BBB	$2,530	$2,671,579
MA DFA - Boston Med Ctr	5.00%	7/1/2017	BBB	1,000	1,072,920
MA DFA - Boston Med Ctr	5.00%	7/1/2018	NR	2,540	2,823,870
MA DFA - Boston Med Ctr	5.00%	7/1/2018	BBB	2,550	2,798,676
MA Hlth & Ed - Amherst Clg	1.70%	11/1/2038	Aaa	4,565	4,601,977
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2019	NR	650	712,166
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	1,535	1,705,047
NC Cap Facs - High Point Univ	4.00%	5/1/2017	BBB+	2,785	2,910,492
NC Cap Facs - High Point Univ	5.00%	5/1/2018	BBB+	1,640	1,785,960
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	1,000	1,091,980
PR Indl Tourist - Inter American Univ	5.00%	10/1/2015	A-	800	804,440
PR Indl Tourist - Inter American Univ	5.00%	10/1/2016	A-	1,000	1,022,820
PR Indl Tourist - Inter American Univ	5.00%	10/1/2018	A-	2,500	2,575,025
Texas A&M Univ	5.00%	5/15/2019	Aaa	7,200	8,216,712
Univ of North Carolina - Chapel Hill	0.873%#	12/1/2041	AAA	25,000	25,233,000
Univ Sys of MD	1.25%	7/1/2023	AA+	8,100	8,097,651
Total					107,493,872

General Obligation 23.42%

CA State GO	5.00%	9/1/2018	Aa3	3,750	4,210,613
CA State GO	5.00%	9/1/2018	Aa3	7,500	8,421,225
CA State GO	5.00%	9/1/2018	Aa3	8,050	9,038,781
CA State GO	5.00%	10/1/2018	Aa3	6,600	7,429,488
CA State GO	5.00%	11/1/2018	Aa3	12,150	13,707,144
CA State GO	5.00%	2/1/2019	Aa3	14,750	16,746,855
CA State GO	5.00%	9/1/2020	Aa3	10,000	11,712,900
CA State GO	5.50%	4/1/2019	Aa3	8,715	10,097,286
CA State GO	6.00%	4/1/2019	Aa3	2,500	2,937,100
Carmel Sch Bld Corp (AGM)	4.75%	7/15/2019	AA	6,105	6,439,127
Chicago GO	5.00%	1/1/2021	A-	6,355	6,520,357
Chicago GO (AGM)	5.00%	1/1/2017	AA	9,000	9,039,420
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2019	AA+	1,250	1,427,663
Cook Co GO	5.00%	11/15/2017	AA	5,010	5,319,818
CT State GO	5.00%	8/15/2021	AA	5,000	5,836,450
CT State GO (SIFMA)	0.99%#	5/15/2018	AA	4,000	4,016,400
Detroit - State Aid GO	5.00%	11/1/2015	AA	6,775	6,825,135
Georgia GO	5.00%	2/1/2019	AAA	10,000	11,372,700
Goose Creek CISD PSF GTD	3.00%	2/15/2035	AAA	10,475	10,905,941
HI State GO	5.00%	11/1/2021	AA	5,000	5,931,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Houston - Indep Sch Dist PSF GTD	5.00%	2/15/2019	AAA	$8,570	$9,713,324
Houston GO	5.00%	3/1/2018	AA+	7,365	8,140,387
IL State GO	5.00%	8/1/2016	A-	7,000	7,273,350
IL State GO	5.00%	7/1/2017	A-	6,000	6,333,120
IL State GO	5.00%	10/1/2017	A-	4,575	4,586,392
IL State GO	5.00%	2/1/2020	A-	575	621,966
IL State GO (AGM)	5.50%	5/1/2016	AA	7,000	7,259,280
Kansas City MO GO	4.00%	2/1/2018	AA	9,000	9,690,300
Katy ISD PSF GTD	5.00%	2/15/2019	AAA	1,310	1,484,269
Katy ISD PSF GTD	5.00%	2/15/2020	AAA	3,000	3,470,130
Los Angeles CCD	5.00%	8/1/2019	AA+	3,000	3,457,890
Los Angeles USD	5.00%	7/1/2017	Aa2	10,000	10,850,800
Los Angeles USD	5.00%	7/1/2018	Aa2	8,000	8,934,080
Miami Dade Co GO	4.25%	10/1/2017	AA	6,320	6,787,554
Miami Dade Co Sch Brd COP	5.00%	11/1/2019	A1	6,500	7,430,345
MS Dev Bank - Marshall Co	5.00%	1/1/2018	AA-	2,975	3,255,691
NJ State GO	5.00%	6/1/2019	A	13,400	14,880,432
Northside ISD PSF GTD	2.00%	6/1/2039	Aaa	1,020	1,034,555
Northside ISD PSF GTD	2.00%	8/1/2044	Aaa	5,285	5,386,789
NY Dorm - Sch Dist (AGM)	4.00%	10/1/2017	AA	2,255	2,410,415
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2018	AA	1,350	1,515,078
NYC GO	5.00%	8/1/2017	AA	5,890	6,394,125
NYC GO	5.00%	8/1/2018	AA	10,000	11,164,200
NYC GO	5.00%	8/1/2019	AA	14,885	16,984,678
NYC GO	5.00%	8/1/2019	AA	5,585	6,372,820
NYC GO	5.00%	8/1/2021	AA	7,410	8,674,517
OH State GO	5.00%	9/15/2018	AA+	6,200	6,958,322
PA State GO	5.00%	11/15/2017	AA-	10,000	10,895,500
PA State GO	5.00%	7/1/2019	AA-	7,500	8,474,700
PA State GO	5.00%	8/15/2020	AA-	10,000	11,518,000
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa3	7,090	7,651,953
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	Caa2	1,865	1,880,274
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	7,050	7,628,100
RI State GO	5.00%	8/1/2017	AA	5,000	5,430,100
RI State GO	5.00%	8/1/2018	AA	5,000	5,586,900
San Francisco City & Co GO	5.00%	6/15/2018	AA+	8,725	9,750,362
Shelby Co GO	4.75%	3/1/2018	AA+	5,525	6,079,765
South San Francisco USD	4.00%	6/15/2018	NR	6,165	6,684,833
Utah GO	5.00%	7/1/2017	AAA	13,445	14,586,077
WA State GO	4.00%	7/1/2018	AA+	10,000	10,874,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

WA State GO	5.00%	2/1/2019	AA+		$5,640	$6,397,170
WA State GO	5.00%	2/1/2019	AA+		7,900	8,960,575
WI State GO	5.00%	5/1/2019	AA		5,025	5,731,666
WI State GO	5.00%	5/1/2019	AA		8,440	9,626,917
WI State GO	5.00%	5/1/2020	AA		7,110	8,277,107
Williamson Co GO	4.00%	2/15/2018	AAA		3,000	3,229,500
Woonsocket GO	7.125%	6/15/2016	B2		930	958,923
Total						489,223,684

Health Care 8.90%

Ashland Med Ctr - Kings Daughters (SIFMA)	1.82%#	2/1/2040	A3		14,695	14,743,053
AZ Hlth Facs - Phoenix Childrens Hsp	1.92%#	2/1/2048	BBB+		11,500	11,825,450
CA Hlth - Childrens Hsp Los Angeles	1.87%#	7/1/2042	BBB+		9,250	9,357,762
CA Hlth - City of Hope	5.00%	11/15/2017	A+		1,050	1,147,892
CA Hlth - Packard Childrens Hsp	1.45%	8/15/2023	AA-		3,500	3,539,305
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,472,400
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,728,600
CA Stwde - Fountainview Gonda	2.50%	8/1/2020	A+		3,500	3,562,125
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,150	1,153,140
CO Hlth Facs - Total Longterm Care	4.25%	11/15/2015	BBB+	(a)	315	318,043
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2018	A-		2,705	2,979,612
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2019	A-		2,835	3,187,079
CT Hlth & Ed - Stamford Hsp	5.00%	7/1/2015	A-		1,980	1,980,000
Duluth EDA - St Lukes Hsp	4.75%	6/15/2022	NR		4,470	4,643,525
IL Fin Auth - Rush Univ Med	5.00%	11/15/2019	A+		1,000	1,143,020
IL Fin Auth - Rush Univ Med	5.00%	11/15/2020	A+		500	578,050
IL Fin Auth - Rush Univ Med	5.00%	11/15/2021	A+		695	806,728
IN Hlth Facs - Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,681,125
Karnes Co Hsp Dist	4.00%	2/1/2019	BBB	(a)	2,000	2,097,900
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,153,160
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2019	BBB		3,000	3,372,570
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2020	BBB		3,000	3,423,540
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2018	A1		1,500	1,619,580
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2019	A1		3,000	3,283,800
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2020	A1		2,300	2,534,692
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2019	Baa2		1,305	1,424,107
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2020	Baa2		1,235	1,360,748
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2021	Baa2		2,000	2,206,540
MS Equip Facs - MS Baptist Hlth	1.37%#	8/15/2036	BBB+		7,000	7,009,660
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,063,770
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,561,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		$1,305	$1,414,176
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	A-		8,000	8,957,520
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,253,346
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	4,058,362
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2017	BB		5,000	5,294,650
OR Facs Auth - Providence Hlth	0.30%#	10/1/2017	AA-		5,750	5,750,575
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2015	BB+		1,500	1,500,000
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2016	BB+		1,500	1,548,495
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2017	BB+		1,500	1,591,425
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,432,119
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,596,468
Rochester Hlth Care - Mayo Clinic	4.00%	11/15/2038	AA		5,500	5,988,235
San Buenaventura - Cmnty Mem Hlth	5.00%	12/1/2016	BB		1,750	1,827,455
San Buenaventura - Cmnty Mem Hlth	5.25%	12/1/2017	BB		1,750	1,883,595
San Buenaventura - Cmnty Mem Hlth	5.75%	12/1/2018	BB		1,800	2,003,346
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		2,300	2,315,847
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(a)	3,400	3,574,624
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		1,230	1,352,459
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2020	BBB-		1,255	1,384,227
Westchester Co Hlth Care	5.00%	11/1/2015	Baa1		3,215	3,262,132
WI Hlth & Ed - Aurora Hlth	1.25%	8/15/2025	A3		5,500	5,513,695
WI PFA - Rose Villa	3.75%	11/15/2019	NR		435	436,931
Total						185,898,482

Housing 0.23%

CA Stwde - American Baptist	2.40%	10/1/2020	BBB+	(a)	1,250	1,250,463
Los Angeles Regl Fin Auth - Montecedro Prk	3.00%	11/15/2021	A+		1,500	1,515,180
WA Hsg - Emerald Heights	3.00%	7/1/2016	A-	(a)	1,020	1,030,108
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,049,970
Total						4,845,721

Lease Obligations 7.05%

Broward Co Sch Brd COP (AMBAC)	5.25%	7/1/2017	A1		7,015	7,612,888
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	911,288
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	870,540
CA Pub Wks - Dept Hsps	4.00%	6/1/2017	A1		2,395	2,540,832
CA Pub Wks - Dept Hsps	4.00%	6/1/2018	A1		4,790	5,188,624
CA Pub Wks - Dept of Correction	5.00%	6/1/2017	A1		6,100	6,588,854
CA Pub Wks - Dept of Correction	5.00%	1/1/2019	A1		4,000	4,518,880
CA Pub Wks - Dept of Correction	5.00%	1/1/2020	A1		5,000	5,765,900
CA Pub Wks - Various Cap Proj	5.00%	4/1/2018	A1		2,800	3,099,908
CA Pub Wks - Various Cap Proj	5.00%	11/1/2018	A1		2,000	2,247,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Cleveland COP - Cleveland Stadium	5.00%	11/15/2015	A	$5,420	$5,510,135
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2018	AA-	4,535	5,072,397
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2018	AA	3,000	3,327,420
KY Ppty & Bldgs Commn - Proj #83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,154,065
LA PFA - Hurricane Recovery	4.00%	6/1/2018	Aa3	4,290	4,648,301
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,143,190
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	5,000	5,513,900
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,753,430
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,272,340
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,361,740
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	5,890	5,967,984
NJ EDA - Sch Facs	5.00%	6/15/2019	A-	5,000	5,417,450
NJ EDA - Sch Facs (AMBAC)	5.50%	12/15/2019	A-	5,000	5,551,250
NJ Trans Trust Fund	5.00%	6/15/2019	A-	1,250	1,352,412
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-	1,225	1,293,894
NY Twy Auth - Svc Contract	5.00%	4/1/2018	AA	7,500	8,309,775
Palm Beach Co Sch Brd COP	5.00%	8/1/2032	Aa3	2,500	2,613,225
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,214,030
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,819,665
PR Pub Bldg Auth GTD	5.75%	7/1/2016	Caa2	4,145	3,379,626
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,323,088
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,264,766
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	13,767,867
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,753,202
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	921,454
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,253,082
Total					147,304,662

Other Revenue 4.05%

CA Muni Fin - Republic Svcs(c)	0.33%#	9/1/2021	BBB+	20,000	20,000,000
Central Plains - RBC	5.00%	8/1/2039	Aa3	8,000	9,093,360
Farmington Poll Ctl - El Paso Elec	1.875%	6/1/2032	Baa1	5,000	5,075,750
Florence Twn IDA - Legacy Trad Sch	4.00%	7/1/2018	BB	410	420,447
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,662,887
MA Fed Hwy - GANS Brdg Prog	5.00%	6/15/2018	AAA	8,385	9,357,408
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	1,600	1,647,520
Minneapolis National Marrow Donor Prog	4.00%	8/1/2015	BBB+	4,535	4,544,206
NYC Cultural - Whitney Museum	5.00%	7/1/2017	A	6,175	6,687,587
PA Econ Dev - PPL Energy Supply	3.00%	12/1/2038	BB-	3,000	3,000,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

PA Econ Dev - Unemployment Comp	5.00%	7/1/2019	Aaa	$5,000	$5,722,650
PA IDA - Economic Dev	5.00%	7/1/2018	A+	2,595	2,876,921
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015	AA-	10,000	10,002,000
WA Eda - Waste Mgmt†	2.125%	6/1/2020	A-	1,500	1,510,935
Total					84,602,481

Special Tax 1.04%

Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,283,820
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,438,541
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,113,960
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,341,138
Emeryville Redev Agy	4.00%	9/1/2017	A+	4,000	4,276,160
Emeryville Redev Agy	5.00%	9/1/2018	A+	1,875	2,100,337
Emeryville Redev Agy	5.00%	9/1/2019	A+	1,000	1,148,650
Pittsburg Redev Agy	5.00%	8/1/2017	A	3,045	3,299,714
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,781,425
Total					21,783,745

Tax Revenue 4.83%

Dallas Area Rapid Trans	5.00%	12/1/2018	AA+	2,500	2,817,575
Dallas Area Rapid Trans	5.00%	12/1/2019	AA+	2,000	2,309,140
IL Sales Tax	5.00%	6/15/2018	AAA	9,500	10,488,000
IL State - Unemployment Insurance Fund Bldg	5.00%	12/15/2018	AA	5,000	5,192,250
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2018	AA+	7,000	7,843,360
MTA NY - Dedicated Tax	4.00%	11/15/2018	AA	4,415	4,822,195
NJ EDA - Cigarette Tax	5.00%	6/15/2016	BBB+	2,005	2,074,774
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,178,800
NJ EDA - Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	9,164,190
NY UDC - PIT	5.00%	3/15/2018	AAA	10,000	11,053,900
PA Econ Dev - Unemployment Comp	5.00%	7/1/2022	Aaa	9,075	9,467,948
Phoenix Civic Impt Corp - Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,350,839
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2018	AAA	7,620	8,502,548
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2019	AAA	6,355	7,281,496
Phoenix Excise Tax	5.00%	7/1/2019	AA+	2,615	2,983,087
UT Trans Auth	1.35%	6/15/2017	A+	2,500	2,518,225
UT Trans Auth	1.60%	6/15/2018	A+	5,750	5,819,058
Total					100,867,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 1.77%

Golden St Tobacco	5.00%	6/1/2020	A1	$5,300	$6,100,459
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,592,287
Tobacco Settlement Auth WA	5.00%	6/1/2017	A	2,000	2,148,420
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,204,680
Tobacco Settlement Auth WA	5.00%	6/1/2019	A	4,990	5,615,247
Tobacco Settlement Fin Corp LA	5.00%	5/15/2016	A	2,500	2,594,450
Tobacco Settlement Fin Corp LA	5.00%	5/15/2017	A	2,000	2,143,820
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	5,270	5,235,218
Tobacco Settlement Fin Corp NY	5.00%	6/1/2017	AA	5,850	6,317,649
Total					36,952,230

Transportation 13.43%

Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,148,880
Atlanta Arpt	5.00%	1/1/2018	Aa3	1,000	1,096,420
Bay Area Toll Auth	0.77%#	4/1/2047	AA	8,000	7,969,920
Bay Area Toll Auth	1.50%	4/1/2047	AA	5,000	5,016,450
Bay Area Toll Auth	1.875%	4/1/2034	AA	15,000	15,199,050
Bay Area Toll Auth Rmkt	0.984%#	4/1/2045	AA	15,000	15,054,600
Central TX Tpk	5.00%	8/15/2042	A-	8,000	9,156,960
Chester Co IDA - West Chester Univ	0.65%	2/1/2017	NR	6,700	6,688,543
Chicago O’Hare Arpt	5.00%	1/1/2018	A2	5,955	6,477,015
Clark Co Arpt	5.00%	7/1/2018	A+	8,500	9,423,440
Clark Co PFC - McCarran Arpt	5.25%	7/1/2018	A+	7,090	7,923,146
E - 470 Hwy Auth	5.00%	9/1/2019	BBB+	1,000	1,119,380
Fairfax Co EDA - Silver Line Phase I	5.00%	4/1/2017	AA	2,000	2,150,660
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	7,500	8,018,475
Harris Co Toll Rd	0.71%#	8/15/2021	Aa3	4,000	4,006,120
Houston Arpt	5.00%	7/1/2017	A	1,500	1,622,655
IL Toll Hwy Auth	5.00%	12/1/2017	AA-	5,000	5,471,100
IL Toll Hwy Auth	5.00%	12/1/2019	AA-	7,500	8,603,925
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	8,000	8,554,000
Long Beach Harbor	5.00%	11/15/2018	AA	7,500	8,474,925
Los Angeles Dept Arpts - LAX	4.00%	5/15/2020	AA-	225	251,145
MTA NY	0.473%#	11/1/2041	AA-	20,000	20,028,400
MTA NY	0.963%#	11/1/2030	AA-	7,370	7,392,257
MTA NY	5.00%	11/15/2018	AA-	3,235	3,639,537
MTA NY (AGM)	0.374%#	11/1/2022	AA	16,300	15,697,862
NC State GARVEE	4.00%	3/1/2023	AA	8,000	8,451,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Tpk Auth	5.00%	1/1/2020	A+	$5,000	$5,721,400
North TX Twy Auth	5.00%	1/1/2020	A2	2,500	2,873,550
NY Twy Auth	5.00%	1/1/2018	A	1,250	1,374,413
NY Twy Auth	5.00%	5/1/2019	A-	15,725	17,772,867
NY Twy Auth	5.00%	1/1/2020	A	2,000	2,295,100
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2018	AA	3,405	3,772,638
OH Infrastructure	5.00%	12/15/2019	AA	2,500	2,882,750
OH Infrastructure	5.00%	12/15/2019	AA	6,000	6,918,600
Orlando & Orange Co Expwy Auth	5.00%	7/1/2018	A	4,000	4,449,520
SC Transp	5.00%	10/1/2017	A1	8,000	8,707,600
Southeastern PA Transp Auth GARVEE	5.00%	6/1/2017	A+	1,425	1,532,716
Southeastern PA Transp Auth GARVEE	5.00%	6/1/2018	A+	1,280	1,407,539
St Louis Arpt - Lambert Intl Airport	5.00%	7/1/2018	A-	1,530	1,690,053
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	4,225,537
Triborough Brdg & Tunl Auth	5.00%	11/15/2021	AA-	5,000	5,927,400
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	1,650	1,990,956
WA St GARVEE - 520 Corridor	5.00%	9/1/2017	AA	16,930	18,376,161
Total					280,555,425

Utilities 12.43%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2017	A1	1,000	1,065,480
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2018	A1	2,900	3,179,763
Atlanta Wtr & Wastewtr	5.00%	11/1/2017	AA-	3,000	3,280,950
Atlanta Wtr & Wastewtr	5.00%	11/1/2018	AA-	2,500	2,811,675
Atlanta Wtr & Wastewtr (NPFGC)	5.50%	11/1/2018	AA-	4,425	5,048,527
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2019	AAA	8,720	10,132,727
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2020	AAA	12,640	14,963,485
CO Public Auth - ML	5.75%	11/15/2018	A-	5,690	6,144,688
East Baton Rouge Swr Comm	0.629%#	2/1/2046	AA-	7,355	7,361,546
Guam Pwr Auth (AGM)	5.00%	10/1/2019	AA	1,000	1,140,020
Houston Util Sys	5.00%	11/15/2017	AA	2,000	2,190,400
Houston Util Sys	5.00%	11/15/2018	AA	5,000	5,621,750
Houston Util Sys	5.00%	11/15/2018	AA	1,750	1,967,613
Houston Util Sys	5.00%	11/15/2019	AA	2,485	2,865,329
Houston Util Sys	5.00%	5/15/2020	AA	5,000	5,806,750
Houston Util Sys (SIFMA)	0.82%#	5/15/2034	AA	23,000	23,063,710
IL Fin Auth - Peoples Gas	2.625%	2/1/2033	Aa3	4,000	4,005,760
Intermountain Pwr Agy	5.00%	7/1/2018	A+	2,400	2,670,456
Intermountain Pwr Agy	5.00%	7/1/2019	A+	2,350	2,683,747
Lakeland Energy	0.82%#	10/1/2017	AA	17,000	17,102,680
Long Island Power Auth	0.779%#	5/1/2033	A-	10,000	10,014,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Long Island Power Auth	4.00%	5/1/2018	A-	$3,940	$4,223,286
Los Angeles Wastewater	5.00%	6/1/2018	AA	3,000	3,343,380
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.60%	6/1/2033	A	4,000	4,026,240
Louisville/Jeff Co Poll Ctl - Louisville Gas & Elec Co	1.65%	10/1/2033	A1	6,000	6,061,920
Maricopa Co Poll Ctl - NM Pub Svc	2.40%	6/1/2043	BBB	7,500	7,486,125
MEAG - Proj 1	5.00%	1/1/2018	A	3,145	3,449,059
MEAG - Proj 1	5.00%	1/1/2021	A	7,000	8,129,380
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	4,415	4,905,639
MO Joint Muni Elec Util Commn	5.00%	1/1/2020	A2	2,000	2,290,420
NC Eastern Muni Pwr (AG)	5.25%	1/1/2019	AA	5,075	5,578,288
NC Muni Pwr Agy #1 - Catawba Elec	5.00%	1/1/2018	A	15,000	16,446,300
New Orleans Sewer	5.00%	6/1/2018	A	1,000	1,101,140
NY Energy - NY St Elec & Gas	2.25%	12/1/2015	A3	10,000	10,057,300
OH Air Quality - FirstEnergy	2.25%	8/1/2029	BBB-	5,000	5,060,700
PA Econ Dev - Waste Mgmt	1.50%	11/1/2021	A-	3,000	2,992,560
Peninsula Ports Auth - Dominion Proj	2.375%	10/1/2033	BBB+	5,000	5,069,350
Philadelphia Water & Wastewater	5.00%	7/1/2019	A1	2,390	2,723,429
Philadelphia Water & Wastewater	5.00%	7/1/2020	A1	4,500	5,190,750
PR Aqueduct & Swr Auth	5.00%	7/1/2015	CCC+	2,000	2,000,000
PR Elec Pwr Auth	5.25%	7/1/2018	CCC-	2,000	1,134,180
Rockport Poll Ctl - IN/MI Pwr Co	1.75%	6/1/2025	Baa1	5,590	5,593,130
Stockton PFA - Wastewater (BAM)	4.00%	9/1/2017	AA	875	928,830
Stockton PFA - Wastewater (BAM)	4.00%	9/1/2018	AA	1,000	1,078,290
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2019	AA	1,750	1,985,847
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2020	AA	1,000	1,151,460
TEAC - Goldman Sachs	5.25%	9/1/2018	A-	5,755	6,319,853
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2018	A3	3,000	3,329,550
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2019	A3	1,000	1,126,880
York Co EDA - VA Elec & Pwr Co	1.875%	5/1/2033	A2	3,750	3,810,975
Total					259,715,817
Total Municipal Bonds (cost $1,841,547,478)					1,857,456,409

SHORT-TERM INVESTMENTS 11.04%

MUNICIPAL BONDS 0.56%

Tax Revenue 0.08%

MI Fin Auth - Detroit Sch Dist	2.85%	8/20/2015	NR	1,625	1,627,746

General Obligation 0.48%

Suffolk Co TAN	2.00%	7/30/2015	NR	10,000	10,012,700
Total Municipal Bonds (cost $11,637,129)					11,640,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 10.48%

Corporate-Backed 5.26%

MS Bus Fin Corp - Grand Alliance	0.35%	7/2/2015	1/1/2033	BBB+	$11,475	$11,475,000
Port Arthur Nav Dist - Motiva	0.21%	7/1/2015	12/1/2039	A2	19,910	19,910,000
Port Arthur Nav Dist - Motiva	0.21%	7/1/2015	11/1/2040	A2	58,600	58,600,000
St James Parish - Nucor Steel	0.36%	7/1/2015	11/1/2040	A	20,000	20,000,000
Total						109,985,000

Education 1.09%

Birmingham Ed - Miles Clg	0.45%	7/2/2015	2/1/2029	Baa1	1,060	1,060,000
Met Govt Nashville H & E - Fisk Univ	0.35%	7/2/2015	12/1/2020	Baa1	4,735	4,735,000
NJ Higher Ed Assistance Auth†	0.27%	7/1/2015	6/1/2030	AA	12,000	12,000,000
OH Hi Ed - Univ Dayton	1.32%	7/2/2015	7/1/2016	A	5,000	5,004,150
Total						22,799,150

Health Care 1.71%

AR DFA - Baptist Mem Hlth	0.75%	7/2/2015	9/1/2044	A-	10,000	10,000,000
MD Hlth & Hi Ed - LifeBridge Hlth (AG)†	0.27%	7/2/2015	1/1/2038	AA	13,960	13,960,000
Montgomery Co Hlth - Catholic Health	0.13%	7/1/2015	10/1/2041	A	3,000	3,000,000
NJ Hlth - Christian Hlth Care Ctr	0.36%	7/2/2015	7/1/2038	A-	7,770	7,770,000
WI Hlth & Ed - Pooled Loan Fin	0.82%	7/1/2015	2/1/2022	A2	990	990,000
Total						35,720,000

Lease Obligations 1.63%

Palm Beach Co Sch Brd COP	0.33%	7/1/2015	8/1/2029	BBB	28,500	28,500,000
Pima Co IDA - Clark Co Detention†	0.35%	7/2/2015	9/1/2033	AA-	5,500	5,500,000
Total						34,000,000

Other Revenue 0.37%

WI Hlth & Ed - Maranatha Baptist	0.82%	7/2/2015	8/1/2026	BBB+	7,700	7,700,000

Utilities 0.42%

Las Vegas Valley Water District	0.25%	7/1/2015	6/1/2036	AA+	8,800	8,800,000
Total Variable Rate Demand Notes (cost $219,000,000)						219,004,150
Total Short-Term Investments (cost $230,637,129)						230,644,596
Total Investments in Securities 99.94% (cost $2,072,184,607)						2,088,101,005
Cash and Other Assets in Excess of Liabilities 0.06%						1,211,614
Net Assets 100.00%						$2,089,312,619

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,869,096,855	$—	$1,869,096,855
Variable Rate Demand Notes	—	219,004,150	—	219,004,150
Total	$—	$2,088,101,005	$—	$2,088,101,005

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.70%

Corporate-Backed 7.06%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	$2,300	$2,308,510
Allegheny Co IDA - US Steel	6.50%	5/1/2017	BB-	3,315	3,532,762
Alliance Arpt - FedEx AMT	4.85%	4/1/2021	Baa1	1,000	1,017,140
Babylon IDA - Covanta	5.00%	1/1/2019	AA	4,000	4,481,000
Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	6,000	6,078,180
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	1,400	1,499,330
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	550	584,573
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A	4,000	4,046,560
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	10,000	11,029,400
Citizens Property Insurance Corp	5.00%	6/1/2022	A+	12,500	14,282,375
Citizens Property Insurance Corp	5.25%	6/1/2017	A+	7,000	7,550,970
DeSoto Parish Env Impt - Intl Paper AMT	4.75%	3/1/2019	BBB	6,480	6,497,885
Farmington Poll Ctl - NM Pub Svc	4.75%	6/1/2040	BBB	5,000	5,250,600
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,750	1,948,345
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	2,980	3,073,572
Gulf Coast IDA - CITGO TX AMT	4.875%	5/1/2025	B+	4,900	5,091,835
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	7,660	8,169,926
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-	5,000	5,494,500
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	BB-	4,175	4,414,436
IN Fin Auth - US Steel	6.00%	12/1/2019	BB-	5,045	5,592,231
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A1	3,500	3,629,990
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	6,630	7,867,821
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB	1,800	1,992,528
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,500,750
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	6,000	6,082,740
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1	6,000	6,060,660
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1	8,000	8,080,880
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	2,570	1,413,500
Nez Perce Co Poll Ctl - Potlatch	6.00%	10/1/2024	BB+	1,000	1,000,700
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	5,300	5,343,619
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	3,780	3,962,763
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	6,725	7,260,377
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	13,820	14,658,321
NY Energy - NY State Elec & Gas	2.00%	6/1/2029	A3	9,000	8,942,490
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	4,300	4,605,257
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	3,500	3,755,570
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	8,200	8,586,548
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-	1,665	1,683,798
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,117,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB		$7,710	$8,387,324
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB		10,500	11,357,325
Tulsa Mun Arpt Trust - American Airlines AMT	5.00%	6/1/2035	BB-		4,000	4,310,720
Valdez Marine Term - BP	5.00%	1/1/2021	A		10,000	11,356,500
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,713,450
Valparaiso Facs - Pratt Paper AMT	6.75%	1/1/2034	NR		5,000	6,057,350
West Pace Coop Dist(e)	9.125%	5/1/2039	NR		4,900	3,935,778
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A		5,000	5,742,250
WI PFA - TRIPS AMT	5.25%	7/1/2028	BBB		3,750	4,156,050
Total						262,506,228

Education 5.05%

AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2021	Aa3		6,745	7,858,060
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1		420	458,749
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1		430	468,077
CA Fin Auth - Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,115,597
CA State Univ Sys	5.00%	11/1/2024	Aa2		5,000	5,863,500
Cleveland State Univ	5.00%	6/1/2024	A+		1,775	2,050,782
Cuyahoga CCD	5.00%	8/1/2020	Aa2		1,800	2,053,260
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2		7,480	8,742,848
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A-		1,910	2,134,100
IA HI Ed - Wartburg Clg	5.00%	10/1/2032	BB	(a)	5,000	5,043,500
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2016	Baa3		2,500	2,556,875
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,000	1,020,080
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3		2,000	2,249,660
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A		8,620	9,676,209
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB		1,500	1,647,720
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB		2,855	3,256,356
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+		5,135	5,699,645
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+		2,700	2,956,014
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+		1,810	1,963,615
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	AAA		2,850	3,285,822
Marietta Dev Auth - Life Univ	6.25%	6/15/2020	Ba3		1,750	1,866,707
MI Hi Ed - Creative Studies	5.00%	12/1/2016	Baa2		845	858,435
MI Hi Ed - Creative Studies	5.25%	12/1/2018	Baa2		1,120	1,138,480
NC Cap Facs - High Point Univ	5.00%	5/1/2032	BBB+		2,500	2,669,975
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	Aa3		1,890	2,167,225
NJ Ed Facs - Univ Med & Dent	6.50%	12/1/2019	NR		5,595	6,700,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Pace Univ	5.00%	5/1/2021	BB+	$1,750	$1,921,815
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+	1,000	1,103,230
NY Dorm - Pace Univ	5.00%	5/1/2026	BB+	1,000	1,095,340
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,356,180
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	5,693,886
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	4,764,764
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	Caa2	2,850	2,800,096
PR Indl Tourist - Inter American Univ	5.00%	10/1/2019	A-	1,000	1,026,780
PR Indl Tourist - Inter American Univ	5.00%	10/1/2020	A-	1,000	1,020,690
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	Baa2	1,500	1,642,005
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	Baa2	1,360	1,472,921
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	9,322,487
TX Univ Sys	5.25%	3/15/2019	Aa2	5,000	5,553,000
Univ California	5.00%	5/15/2026	AA	10,000	11,781,100
Univ California	5.00%	5/15/2048	AA	10,000	12,034,200
Univ of Minnesota - Stadium	5.00%	8/1/2018	Aa1	1,000	1,048,930
Univ of North Carolina - Chapel Hill	0.873%#	12/1/2041	AAA	15,000	15,139,800
Univ of North Carolina - Wilmington	5.00%	6/1/2021	A2	1,950	2,258,841
Univ of North Carolina - Wilmington	5.00%	6/1/2023	A2	2,435	2,838,650
Univ of North Carolina - Wilmington	5.00%	6/1/2024	A2	2,560	2,992,230
Univ of Toledo	5.00%	6/1/2019	A1	2,800	3,142,944
UT Brd Regents - Univ UT	5.00%	8/1/2021	Aa1	2,400	2,841,192
UT Brd Regents - Univ UT	5.00%	8/1/2022	Aa1	3,500	4,168,605
Western MI Univ (AG)	5.25%	11/15/2020	AA	3,980	4,511,768
Total					188,033,653

General Obligation 14.64%

Bellwood GO	5.875%	12/1/2027	A	5,000	5,585,200
Bellwood GO	6.15%	12/1/2032	A	3,770	4,241,062
CA State GO	5.00%	8/1/2018	Aa3	3,000	3,204,900
CA State GO	5.00%	2/1/2021	Aa3	6,045	7,100,699
CA State GO	5.00%	9/1/2021	Aa3	13,685	16,215,767
CA State GO	5.00%	9/1/2021	Aa3	15,500	18,366,415
CA State GO	5.00%	2/1/2022	Aa3	20,000	23,703,200
CA State GO	5.00%	3/1/2025	Aa3	7,000	8,465,660
CA State GO	5.00%	3/1/2025	Aa3	10,000	12,093,800
CA State GO	5.00%	3/1/2026	Aa3	5,000	5,980,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.00%	10/1/2027	Aa3	$10,000	$11,565,500
CA State GO	5.25%	10/1/2020	Aa3	10,120	11,716,835
CA State GO	5.25%	3/1/2022	Aa3	6,320	7,374,934
CA State GO	5.25%	9/1/2024	Aa3	10,000	11,949,200
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,600,750
Chicago GO	5.125%	1/1/2027	A-	3,000	2,942,610
Chicago GO	5.25%	1/1/2028	A-	3,845	3,796,515
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,750,440
Clark Co GO	5.00%	11/1/2027	Aa1	10,775	12,696,075
Cook Co GO	5.00%	11/15/2020	AA	5,000	5,450,050
Cook Co GO	5.00%	11/15/2021	AA	5,000	5,450,800
Cook Co GO	5.00%	11/15/2025	AA	6,000	6,371,040
Cumberland Valley Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,051,540
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,891,020
Detroit - State Aid GO	4.50%	11/1/2023	AA	13,105	13,606,397
Detroit - State Aid GO	5.00%	11/1/2018	AA	3,320	3,523,848
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	254,491
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	5,909,500
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,197,074
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	3,866,971
Guam GO	6.75%	11/15/2029	BB-	6,475	7,672,033
Gwinnett Co Dev - Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,789,350
Harris Co Toll Rd GO	5.00%	8/15/2024	AA-	5,000	5,577,950
HI State GO	5.00%	8/1/2026	AA	7,545	8,999,525
HI State GO (AMBAC)	5.00%	7/1/2015	AA	40	40,000
Houston GO	5.00%	3/1/2023	AA+	4,000	4,794,120
Houston GO	5.00%	3/1/2024	AA+	2,000	2,421,440
IL State GO	5.00%	2/1/2020	A-	2,175	2,352,654
IL State GO	5.00%	7/1/2022	A-	6,500	7,015,970
IL State GO	5.00%	8/1/2023	A-	5,350	5,773,131
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%	1/1/2023	AA	2,700	2,865,942
King Co Sch Dist #414 - Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,822,050
LA State GO	5.00%	9/1/2022	Aa2	5,120	6,010,880
LA State GO	5.00%	8/1/2025	AA	8,660	10,191,694
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	8,890,675
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,171,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2	$6,290	$6,689,792
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,963,435
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,548,238
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,833,525
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,529,720
MA State GO	5.00%	4/1/2024	AA+	7,500	8,766,525
MA State GO	5.00%	8/1/2024	AA+	5,000	6,071,950
MA State GO	5.00%	9/1/2024	AA+	1,505	1,792,320
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,619,127
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,767,375
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,987,175
NYC GO	5.00%	10/1/2021	AA	6,000	7,038,660
NYC GO	5.00%	8/1/2022	AA	10,000	11,706,500
NYC GO	5.00%	8/1/2025	AA	12,000	14,131,800
NYC GO	5.00%	8/1/2026	AA	5,235	6,033,547
Onondaga Co GO	5.00%	3/1/2020	AA+	1,150	1,306,584
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,553,380
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3	5,900	6,464,158
PR Comwlth GO	5.00%	7/1/2027	CCC-	4,380	2,694,707
PR Comwlth GO	5.00%	7/1/2033	CCC-	5,000	3,025,400
PR Comwlth GO	5.25%	7/1/2016	CCC-	5,000	4,043,750
PR Comwlth GO	5.25%	7/1/2026	CCC-	3,475	2,185,810
PR Comwlth GO	5.25%	7/1/2032	CCC-	1,575	946,969
PR Comwlth GO	5.375%	7/1/2030	CCC-	10,000	6,150,000
PR Comwlth GO	5.375%	7/1/2033	CCC-	1,075	663,888
PR Comwlth GO	5.50%	7/1/2026	CCC-	5,000	3,176,250
PR Comwlth GO	5.75%	7/1/2028	CCC-	5,125	3,236,079
PR Comwlth GO	8.00%	7/1/2035	CCC-	1,500	1,016,250
PR Comwlth GO (AMBAC)	5.50%	7/1/2019	CCC-	550	545,166
PR Comwlth Govt Dev Bank	5.00%	12/1/2015	CCC	5,000	4,004,700
PR Pub Bldg Auth GTD	5.25%	7/1/2029	CCC-	2,040	1,203,865
PR Pub Bldg Auth GTD	5.75%	7/1/2022	CCC-	6,805	4,306,612
RI State GO	5.00%	8/1/2022	AA	6,480	7,657,157
San Francisco City & Co USD	4.00%	6/15/2021	Aa2	9,740	10,875,879
San Jose USD (NPFGC)	4.50%	8/1/2023	AA	2,825	2,945,373
TX State GO	5.00%	10/1/2022	AAA	13,000	15,556,840
TX State GO	5.00%	10/1/2026	AAA	10,000	11,830,100
WA State GO	5.00%	8/1/2022	AA+	14,245	16,720,354
WA State GO	5.00%	1/1/2024	AA+	5,000	5,686,600
Williamson Co GO	5.00%	2/15/2021	AAA	5,640	6,634,783
Woonsocket GO	7.125%	6/15/2016	B2	1,050	1,082,655
Worcester GO (AGM)	5.25%	10/1/2019	AA	1,000	1,059,480
Worcester GO (AGM)	5.25%	10/1/2020	AA	1,195	1,265,768
Total					544,629,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.50%

Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB	(a)	$4,000	$4,251,680
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB	(a)	1,000	1,069,320
Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	2,054,200
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,125,280
Albany IDA - St Peters Hsp	5.00%	11/15/2015	A3		200	203,502
AR DFA - Baptist Mem Hlth	1.62%#	9/1/2044	A-		12,000	11,999,880
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(a)	2,020	2,162,208
AZ Hlth Facs - Phoenix Childrens Hsp	1.92%#	2/1/2048	BBB+		14,500	14,910,350
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,469,200
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		3,450	3,430,025
Blount Co Hlth & Ed - Asbury	5.125%	4/1/2023	NR		4,175	4,240,130
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,770,461
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,144,630
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,266,520
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,482,290
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,128,741
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,421,600
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,429,025
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,727,441
CA Hlth - St Joseph Hlth	5.00%	7/1/2034	AA-		3,000	3,564,570
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,728,600
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	8,039,656
CA Stwde - Fountainview Gonda	3.00%	8/1/2021	A+		5,200	5,315,908
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,428,890
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BBB		5,000	5,444,700
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BBB		4,500	4,827,600
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	BBB-		1,600	1,752,000
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,467,160
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB+		3,330	3,895,201
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,431,250
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,117,720
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		1,500	1,683,555
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	621,228
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,464,244
Comanche Co Hsp Auth	5.00%	7/1/2022	BBB-		2,435	2,626,732
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,249,452
Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		3,325	3,486,562
Decatur Hsp - Wise Hlth	5.25%	9/1/2029	BB+		800	874,688
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,039,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		$4,250	$4,688,685
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(a)	3,085	3,378,322
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,484,975
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,836,288
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,223,220
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		385	424,470
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,771,949
Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,589,232
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	1,325	1,324,139
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	544,368
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	BBB	(a)	1,500	1,662,225
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		2,000	2,005,560
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,076,123
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,105,502
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,411,160
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,870,025
IL Fin Auth - Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,115,110
IL Fin Auth - Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	4,778,595
IN Bd Bk - Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,989,402
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,661,416
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,779,192
Kansas City IDA - Bishop Spencer	6.25%	1/1/2024	NR		780	782,207
Kansas City IDA - Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,489,050
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(a)	1,710	1,853,555
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(a)	1,000	1,074,170
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,251,940
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB		3,275	3,283,974
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,446,724
LA PFA - Christus Hlth	5.25%	7/1/2020	A+		3,200	3,629,408
Lufkin Hlth - Mem Hlth	6.00%	2/15/2024	Baa3		7,535	8,776,391
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,171,291
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,570,903
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,257,569
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,808,200
MD Hlth & Hi Ed - Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	11,657,900
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,700,412
Mesquite Hlth - Christian Care Ctrs	5.50%	2/15/2025	BBB-	(a)	3,250	3,277,105
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2028	A1		6,175	6,869,008
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2019	BBB		2,660	2,962,362
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	BBB		2,960	3,324,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	BBB		$7,250	$7,920,842
MI Hsp - McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,776,271
MI Hsp - McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,340,253
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,636,875
MN Agric & Econ Dev - Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,140,935
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,432,680
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,234,220
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,296,070
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,600	1,791,424
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,780	2,044,793
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		995	1,165,434
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	2,010,480
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		1,525	1,574,517
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,592,824
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,293,240
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	6,788,015
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,353,550
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,384,560
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,600,847
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,799,920
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,662,855
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	A-		10,000	11,196,900
NJ Hlth - St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,128,337
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,176,085
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,126,835
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB		4,545	4,826,608
NJ Hlth - Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,261,958
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	1,024,860
Northampton Co GPA - St Lukes Hsp	5.00%	8/15/2019	A-		2,000	2,218,860
NY Dorm - North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,511,360
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,273,180
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,124,110
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,897,728
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,833,150
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,697,920
Orange Co Hlth - Orlando Hlth	5.25%	10/1/2020	A		5,000	5,698,200
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		5,000	5,320,900
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BB+		2,025	2,082,814
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BB+		7,500	7,986,000
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,335,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		$10,000	$12,825,400
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,039,180
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB	(a)	750	795,143
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		3,880	3,983,635
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2019	AA-		3,750	3,888,750
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2019	AA-		1,380	1,428,852
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2022	AA-		1,985	2,058,445
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2022	AA-		725	748,599
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	BBB-		3,735	4,109,396
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	BBB-		4,500	4,929,165
Sylacauga Hlth - Coosa Vy Med Ctr	5.375%	8/1/2015	NR		515	516,864
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,539,276
Tarrant Co Cultural - Christus Hlth (AG)	5.75%	7/1/2018	AA		1,820	1,974,227
Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A+		6,150	6,223,861
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,455,657
Univ Med Ctr Corp	6.00%	7/1/2024	NR		1,000	1,180,290
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,670	1,741,860
Westchester Co Hlth Care	5.00%	11/1/2019	Baa1		4,000	4,542,040
Westchester Co Hlth Care	5.125%	11/1/2020	Baa1		5,500	6,318,125
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,460,174
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,220,040
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A3		5,575	6,182,117
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,089,340
WI PFA - Rose Villa	3.75%	11/15/2019	NR		565	567,509
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,733,348
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,400,057
Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		1,000	1,037,170
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,019,500
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,686,672
Total						539,509,551

Housing 0.42%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	620,945
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,214,715
CA Stwde - American Baptist	2.10%	10/1/2019	BBB+	(a)	2,200	2,201,188
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,209,940
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,564,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		$1,610	$1,811,282
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,689,600
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	Baa3		155	161,695
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(a)	1,130	1,193,483
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(a)	1,000	1,123,190
Total						15,790,283

Lease Obligations 7.54%

Broward Co Sch Brd COP	5.00%	7/1/2021	A1		5,000	5,796,400
CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2020	A1		4,085	4,607,267
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A1		3,000	3,591,780
CA Pub Wks - Various Cap Proj	5.00%	3/1/2018	A1		7,490	8,272,330
CA Pub Wks - Various Cap Proj	5.00%	11/1/2019	A1		1,000	1,151,270
CA Pub Wks - Various Cap Proj	5.00%	11/1/2020	A1		1,500	1,756,530
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A1		3,250	3,816,215
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A1		1,000	1,183,750
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A1		4,200	4,967,004
CA Pub Wks - Various Cap Proj	5.25%	10/1/2019	A1		11,370	13,189,541
Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A2		2,450	2,729,227
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,572,348
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA		3,800	4,295,520
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+		4,000	4,485,880
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+		6,405	7,178,404
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2019	AA		2,500	2,837,525
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2020	AA		3,650	4,219,655
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	6,874,293
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+		2,870	3,022,684
Houston Co Coop Dist - Country Crossing	10.00%	5/15/2020	NR		1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,263,580
IN Fin Auth - I-69 AMT	5.25%	9/1/2026	BBB-		1,100	1,236,752
IN Fin Auth - I-69 AMT	5.25%	9/1/2027	BBB-		1,400	1,561,350
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	2,926,400
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,662,585
KY Ppty & Bldgs Commn - Proj #93 (AG)	5.25%	2/1/2020	AA		2,000	2,265,660
LA PFA - Hurricane Recovery	5.00%	6/1/2020	Aa3		3,300	3,823,611
LA PFA - Hurricane Recovery	5.00%	6/1/2023	Aa3		3,200	3,805,760
LA PFA - Hurricane Recovery	5.00%	6/1/2024	Aa3		6,750	8,083,327
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA		1,250	1,476,813
MD EDC - Public Hlth Lab	5.00%	6/1/2019	AA+		5,415	6,170,501
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+		2,560	2,593,894
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	A+		3,865	4,534,959
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	A+		6,915	8,104,795
Miami Dade Co Sch Brd COP (NPFGC)	5.00%	5/1/2022	AA-		11,550	12,400,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

MN State Gen Fund	5.00%	3/1/2021	AA	$4,000	$4,689,640
NJ EDA - Sch Facs	5.00%	3/1/2023	A-	7,445	8,033,081
NJ EDA - Sch Facs	5.25%	12/15/2020	A-	8,125	8,853,325
NJ EDA - Sch Facs	5.25%	9/1/2023	A-	10,000	10,751,900
NJ EDA - Sch Facs	5.25%	9/1/2025	A-	5,550	5,894,710
NJ EDA - Transit Proj	5.00%	5/1/2018	A-	1,425	1,519,349
NJ EDA - Transit Proj	5.00%	5/1/2019	A-	3,000	3,220,500
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,128,390
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,429,288
NY UDC - PIT(b)	5.00%	12/15/2025	AAA+	1,320	1,449,161
NY UDC - PIT(b)	5.00%	12/15/2026	AAA+	1,920	2,107,870
NY UDC - Svc Contract	5.00%	1/1/2022	AA	3,705	4,248,190
NYC TFA - Bldg Aid	5.00%	7/15/2026	AA	1,750	2,071,528
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA	1,500	1,748,295
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	Aa3	8,030	9,182,546
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3	8,750	10,136,875
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,975,072
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,276,480
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	5,936,950
Philadelphia Redev Auth	5.00%	4/15/2028	A+	4,380	4,869,859
PR Pub Bldg Auth GTD	5.25%	7/1/2033	CCC-	2,000	1,115,000
PR Pub Bldg Auth GTD	7.00%	7/1/2021	CCC-	5,000	3,283,050
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	AA-	2,000	2,272,500
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,744,438
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	4,385,100
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA	1,000	1,191,090
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA	1,000	1,202,070
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,753,203
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	921,454
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,253,083
Total					280,349,438

Other Revenue 3.71%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3	11,300	12,152,585
Austin Convention†	6.00%	1/1/2017	BB	1,935	2,048,062
Baker Correctional Dev	7.50%	2/1/2030	NR	1,200	888,600
Baytown Twp - St Croix Prep Admy	6.00%	8/1/2018	BB	1,505	1,564,688
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019	BBB-	2,715	3,101,182
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021	Aa1	5,425	6,429,656
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026	A-	10,250	11,919,315
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032	BBB-	6,410	6,584,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Cleveland Arpt	5.00%	1/1/2028		A-		$2,500	$2,726,500
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,709,875
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,405,754
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032		BBB		915	979,270
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,774,249
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,184,560
FL Brd Ed - Lottery Rev	5.00%	7/1/2020		AAA		7,645	8,897,863
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	3,000	3,337,350
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033		BB		3,000	3,195,390
Houston Hi Ed - Cosmos Fndtn	4.00%	2/15/2022		BBB		810	826,014
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,451,667
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,590,480
La Vernia Hi Ed - Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,429,620
Maverick Co PFC(e)	6.25%	2/1/2024		NR		1,705	818,400
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		700	385,000
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2019		A+		1,900	2,065,205
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2020		A+		1,400	1,531,418
MI St Strategic Fd(f)	Zero Coupon	—	(g)	NR		400	40
Minneapolis - Ntl Marrow Donor	4.875%	8/1/2025		BBB+		5,000	5,222,050
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019		BBB+		3,225	3,646,475
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		5,000	5,709,100
NYC Cultural - Lincoln Ctr	5.75%	12/1/2018		A+		2,500	2,870,000
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A		5,000	5,789,800
PA IDA - Economic Dev	5.00%	7/1/2019		A+		3,500	3,953,425
PA IDA - Economic Dev	5.00%	7/1/2020		A+		2,000	2,291,560
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015		AA-		5,000	5,001,000
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-		2,400	2,573,448
WA Eda - Waste Mgmt†	2.125%	6/1/2020		A-		4,000	4,029,160
Total							138,083,626

Special Tax 1.75%

Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2		5,500	5,811,685
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020		A2		2,010	2,273,310
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+		2,000	2,164,520
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+		1,000	1,089,800
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+		1,500	1,650,675
Emeryville Redev Agy	5.00%	9/1/2021		A+		3,185	3,759,765
Emeryville Redev Agy (AGM)	5.00%	9/1/2024		AA		1,950	2,344,797
Emeryville Redev Agy (AGM)	5.00%	9/1/2025		AA		2,650	3,153,103
Glendale Redev Agy	5.50%	12/1/2024		A		5,000	5,161,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR		$5,000	$550,000
Orlando Redev TIF	5.25%	9/1/2021	A		6,415	7,388,284
Pittsburg Redev Agy	5.00%	8/1/2019	A		5,755	6,566,800
Pittsburg Redev Agy	5.00%	8/1/2020	A		1,680	1,947,288
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA		1,875	2,193,806
Plaza Met Dist #1	4.50%	12/1/2030	NR		4,300	4,310,578
Sparks Loc Impt Dists	6.50%	9/1/2020	NR		225	234,950
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1		4,630	4,974,704
Village CDD #9	5.00%	5/1/2022	NR		1,370	1,426,526
Village CDD #9	5.25%	5/1/2031	NR		1,770	1,994,117
Village CDD #9	5.75%	5/1/2021	NR		2,855	3,122,770
Village CDD #9	6.75%	5/1/2031	NR		2,525	2,972,430
Total						65,091,858

Tax Revenue 7.67%

Dallas Area Rapid Trans	5.00%	12/1/2021	AA+		3,000	3,566,070
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,613,798
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,901,250
FL Dept Env Protn - Florida Forever	5.00%	7/1/2023	AA-		5,000	5,872,150
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,053,990
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,047,240
Guam Ltd Oblig - Section 30 Landfill	5.375%	12/1/2024	BBB+		1,000	1,120,460
Guam Ltd Oblig - Section 30 Landfill	5.50%	12/1/2019	BBB+		1,000	1,149,970
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,648,900
Jacksonville Sales Tax	5.00%	10/1/2021	A1		2,500	2,931,175
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,200,980
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,518,262
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,619,980
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,063,423
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,746,450
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	AAA		2,500	2,846,125
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	AAA		5,000	5,676,700
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,631,380
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,290,640
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,136,913
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	534,725
NM Severance Tax	5.00%	7/1/2022	Aa1		5,225	5,945,214
NY Dorm - PIT	5.00%	12/15/2019	AAA		15,000	17,338,500
NY Dorm - PIT	5.00%	3/15/2023	AAA		10,000	11,808,100
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	18,124,420
NY Twy Auth - Hwy & Brdg (AMBAC)	5.50%	4/1/2020	AA		9,000	10,644,210
NY UDC - PIT	5.00%	3/15/2026	AAA		15,000	17,668,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		$10,000	$11,713,400
NYC TFA - Future Tax	5.00%	5/1/2025	AAA		4,885	5,421,031
NYC TFA - Future Tax	5.50%	11/1/2027	AAA		8,850	10,608,141
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		2,010	2,268,245
PA Econ Dev - Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,370,160
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	15,501,460
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,244,428
PR Corp Sales Tax	5.25%	8/1/2027	CCC-		1,650	911,625
PR Corp Sales Tax	5.25%	8/1/2041	CCC-		15,570	8,602,425
PR Corp Sales Tax	5.50%	8/1/2023	CCC-		9,465	5,517,054
PR Corp Sales Tax	5.50%	8/1/2028	CCC-		8,630	4,768,075
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,223,780
TX Trsp Commn	5.00%	4/1/2022	AAA		5,000	5,933,850
UT Trans Auth	5.00%	6/15/2028	AAA		12,000	14,311,440
Virgin Islands PFA	5.00%	10/1/2024	BBB+		1,000	1,102,080
Virgin Islands PFA	5.00%	10/1/2034	BBB+		1,540	1,629,782
Virgin Islands PFA - Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,761,000
Virgin Islands PFA - Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,051,860
Virgin Islands PFA - Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,312,840
WI Trsp	5.00%	7/1/2024	AA+		5,000	6,058,700
WI Trsp	5.00%	7/1/2026	AA+		6,000	7,247,580
Total						285,258,931

Tobacco 4.16%

Buckeye Tobacco	5.125%	6/1/2024	B-		26,490	21,659,284
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,054,354
Buckeye Tobacco	5.875%	6/1/2030	B-		23,850	19,267,461
Golden St Tobacco	4.50%	6/1/2027	B		11,875	11,163,687
Golden St Tobacco	5.00%	6/1/2033	B-		15,000	12,254,550
Inland Empire Tobacco	4.625%	6/1/2021	B-	(a)	2,325	2,270,363
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	3,085	3,047,672
MI Tob Settlement	5.125%	6/1/2022	B-		4,995	4,393,852
MI Tob Settlement	5.25%	6/1/2022	B-		6,710	5,947,207
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		2,860	2,869,781
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A		8,500	8,889,640
RI Tob Settlement	5.00%	6/1/2027	A-		2,500	2,743,400
RI Tob Settlement	5.00%	6/1/2028	A-		2,000	2,155,360
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,137,500
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A		1,000	1,124,780
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A		1,000	1,115,170
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	7,932,571
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	7,247,437
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,685,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	$12,030	$11,950,602
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	5,000	4,726,950
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	10,500	7,716,975
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B	10,000	8,349,500
Total					154,703,346

Transportation 16.78%

Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	2,750	3,250,803
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,756,258
Atlanta Airport	5.50%	1/1/2021	Aa3	3,000	3,558,420
Atlanta Airport - PFC	5.00%	1/1/2029	A+	2,500	2,836,075
AZ Transp Brd Hwy	5.00%	7/1/2021	AA+	10,000	11,777,200
Bay Area Toll Auth	0.77%#	4/1/2047	AA	6,000	5,977,440
Bay Area Toll Auth	1.875%	4/1/2047	AA	5,000	5,051,050
Bay Area Toll Auth	2.00%	4/1/2034	AA	9,000	9,066,960
Central TX Mobility Auth	5.00%	1/1/2033	BBB-	3,000	3,212,460
Central TX Mobility Auth	5.75%	1/1/2019	BBB	1,500	1,701,510
Central TX Mobility Auth	5.75%	1/1/2020	BBB	1,000	1,161,070
Central TX Mobility Auth	5.75%	1/1/2031	BBB	2,000	2,343,600
Central TX Tpk	5.00%	8/15/2025	BBB+	1,250	1,415,963
Central TX Tpk	5.00%	8/15/2026	BBB+	2,500	2,804,725
Central TX Tpk	5.00%	8/15/2027	BBB+	3,300	3,669,501
Central TX Tpk	5.00%	8/15/2028	BBB+	3,250	3,587,285
Chicago Midway Arpt	5.00%	1/1/2026	A-	6,075	6,906,181
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-	3,000	3,376,080
Chicago O’Hare Arpt	5.00%	1/1/2022	A2	3,230	3,657,491
Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA	3,500	3,709,755
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A2	6,320	7,026,260
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A2	11,740	13,178,267
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A2	5,000	5,654,600
Clark Co Arpt - McCarran Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,373,990
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	635	713,299
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	390	438,089
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA+	515	578,502
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	460	516,720
Delaware River Port Auth	5.00%	1/1/2027	BBB	1,835	2,049,438
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,556,075
Denver City & Co Arpt (NPFGC)	5.00%	11/15/2022	AA-	13,625	14,419,337
E - 470 Hwy Auth	5.00%	9/1/2020	BBB+	900	1,020,222
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	10,202,073
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	12,000	13,263,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

HI Arpts Sys AMT	5.00%	7/1/2022	A	$5,130	$5,860,358
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB-	8,000	8,517,440
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2030	BB-	2,500	2,620,500
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,744,900
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,149,670
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,894,007
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,277,000
KY Tpk Auth	5.00%	7/1/2026	AA	5,215	6,093,258
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-	2,000	2,376,700
Los Angeles Dept Arpts - LAX	5.00%	5/15/2028	AA-	2,000	2,354,060
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,451,388
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,891,841
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,612,498
MA Trans Fd - Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,594,476
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,820,614
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,089,040
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,343,204
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,730,220
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,793,877
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	5,823,060
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	3,925,775
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A-	1,750	2,052,103
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,000	2,335,420
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,500	2,943,975
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	3,500	4,050,410
Minneapolis / St Paul Met Arpts	5.00%	1/1/2020	AA-	2,190	2,525,464
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	3,987,235
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A	2,000	2,265,680
Minneapolis / St Paul Met Arpts (AMBAC)	5.00%	1/1/2024	AA-	10,250	10,862,745
MTA NY	5.00%	11/15/2021	AA-	1,500	1,762,500
MTA NY	5.00%	11/1/2023	AA-	5,640	6,639,464
MTA NY - Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,582,295
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,456,273
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,241,720
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,387,060
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,506,494
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,367,900
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,801,050
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,505,895
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,498,930
NJ Trans Trust Fund	5.75%	6/15/2020	A-	7,645	8,502,081
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,255,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

North TX Twy Auth	5.00%	1/1/2023	A2	$5,000	$5,870,950
North TX Twy Auth	5.00%	1/1/2025	A2	5,000	5,833,950
North TX Twy Auth	5.00%	1/1/2031	A3	8,085	8,801,493
North TX Twy Auth	6.25%	1/1/2024	A2	5,000	5,824,100
NY Dorm - PIT	5.00%	3/15/2023	AAA	8,500	10,129,025
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,302,300
NY Twy Auth	5.00%	1/1/2020	A	3,000	3,449,670
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,866,256
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,319,425
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,023,424
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,229,700
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	14,888,440
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	4,093,075
PA Tpk Commn (AG)	5.00%	6/1/2018	AA	2,500	2,760,375
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,444,142
Phoenix Airport	5.00%	7/1/2023	A+	7,000	7,913,710
Phoenix Airport AMT	5.00%	7/1/2021	AA-	3,050	3,513,600
Phoenix Airport AMT	5.00%	7/1/2022	AA-	1,500	1,736,925
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,387,613
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,867,300
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB-	6,000	6,825,060
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,162,220
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,856,690
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,482,995
PR Hwy & Trans Auth	5.00%	7/1/2030	Ca	1,745	875,589
PR Hwy & Trans Auth	5.00%	7/1/2033	Ca	1,215	609,092
PR Hwy & Trans Auth	5.50%	7/1/2023	Ca	4,305	2,337,012
PR Hwy & Trans Auth	5.50%	7/1/2024	Ca	3,000	1,594,170
Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,809,356
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,052,560
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,087,825
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,175,651
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,323,600
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,260,634
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,027,775
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,391,580
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,602,141
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,887,941
South Jersey Trans Auth	5.00%	11/1/2020	A-	2,000	2,243,300
South Jersey Trans Auth	5.00%	11/1/2021	A-	5,305	5,979,743
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	A+	2,500	2,836,550
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,829,459
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,621,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	$5,525	$6,570,551
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,375,060
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,131,231
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,412,975
VA Transp Brd - Cap Proj	5.00%	5/15/2021	AA+	10,000	11,808,000
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,734,700
Total					624,464,280

Utilities 14.42%

Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,188,415
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,796,800
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,504,412
Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	Baa3	20,000	20,031,600
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA	1,480	1,490,848
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA	16,695	19,103,254
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	AAA	4,610	5,519,876
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2022	AAA	11,080	13,390,291
Central Plains - Goldman Sachs	5.00%	9/1/2027	A-	7,500	8,291,025
Dallas Wtrwks & Swr	5.00%	10/1/2024	AAA	15,000	18,226,950
Energy Northwest - Columbia Station (AMBAC)	5.00%	7/1/2024	AA-	8,115	8,475,387
Energy Northwest - Proj 1	5.00%	7/1/2027	Aa1	9,650	10,992,701
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,780,601
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,600,940
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	4,175,563
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,109,910
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,041,400
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,546,630
Houston Util Sys	5.00%	11/15/2022	AA	5,000	5,949,900
Houston Util Sys	5.00%	11/15/2023	AA	4,000	4,806,760
Houston Util Sys	5.00%	11/15/2026	AA	5,355	6,372,236
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%	7/1/2019	AA-	340	370,590
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,337,140
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,862,591
KS DFA - Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	7,739,849
Lakeland Energy (AGM)	5.00%	10/1/2018	AA	3,975	4,457,008
Long Beach Nat Gas - ML	1.614%#	11/15/2026	A-	4,000	3,831,160
Long Island Power Auth	5.00%	5/1/2019	A-	1,000	1,122,700
Long Island Power Auth	5.00%	5/1/2020	A-	2,930	3,337,651
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2022	AA-	4,250	5,034,380
Los Angeles USD	5.00%	7/1/2023	Aa2	10,000	12,113,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2019	AA	$4,705	$5,327,566
Lower Colo Riv Auth	5.00%	5/15/2020	A	3,930	4,536,202
Lower Colo Riv Auth	5.00%	5/15/2020	A	3,130	3,612,803
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2021	A1	5,225	6,074,794
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2022	A1	5,005	5,738,583
Main St Nat Gas - ML	5.00%	3/15/2021	A-	2,500	2,783,250
MD EDC - Potomac Elec Rmkt	6.20%	9/1/2022	A	1,650	1,919,495
MEAG - Gen Resolution Projs	5.00%	1/1/2020	A	6,200	7,106,130
MEAG - Proj 1	5.00%	1/1/2021	A	4,185	4,860,208
Miami Dade Co Wtr & Swr (AGM)	5.25%	10/1/2018	AA	3,000	3,385,470
MO Joint Muni Elec Util Commn	5.00%	1/1/2023	A2	2,000	2,342,420
MO Joint Muni Elec Util Commn	5.00%	1/1/2025	A2	1,500	1,744,020
Modesto Irrigation Dist	5.00%	7/1/2023	A+	1,780	2,108,837
Modesto Irrigation Dist	5.00%	7/1/2024	A+	3,720	4,348,420
Modesto Irrigation Dist	5.00%	7/1/2025	A+	8,410	9,764,935
NC Eastern Muni Pwr	5.00%	1/1/2019	A-	2,245	2,510,090
NC Eastern Muni Pwr	5.00%	1/1/2020	A-	1,000	1,113,750
NC Muni Pwr Agy #1 Catawba Elec	5.00%	1/1/2019	A	6,500	7,305,285
New Orleans Sewer	5.00%	6/1/2020	A	1,400	1,600,816
New Orleans Sewer	5.00%	6/1/2021	A	400	459,760
North Sumter Co Util Dep Dist	5.00%	10/1/2032	BBB-	8,000	8,649,200
Northern CA Pwr - Hydroelec #1	5.00%	7/1/2026	A+	3,600	4,133,808
OH Air Quality - FirstEnergy	3.625%	10/1/2033	BBB-	1,000	1,030,050
OH Air Quality - FirstEnergy	3.625%	10/1/2033	BBB-	2,000	2,060,100
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	4,250	4,798,632
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	8,000	8,964,400
OH Wtr Dev Auth	5.00%	6/1/2023	AAA	5,500	6,629,095
PA Econ Dev - Philadelphia Biosolids	5.25%	1/1/2016	Baa3	2,225	2,255,549
PA Econ Dev - Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,092,006
PA Econ Dev - PPL Electric Utility Rmkt	4.00%	10/1/2023	A	5,000	5,396,400
Philadelphia Water & Wastewater	5.00%	7/1/2022	A1	3,090	3,608,224
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1	3,000	3,433,620
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2027	AAA	5,000	5,903,400
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,398,513
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,331,922
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	8,847,353
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,200,920
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	10,640	12,107,575
PR Aqueduct & Swr Auth	5.00%	7/1/2015	CCC+	7,100	7,100,000
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC+	5,590	3,942,627
PR Elec Pwr Auth	5.00%	7/1/2029	CCC-	8,235	4,490,463
PR Elec Pwr Auth	5.00%	7/1/2037	CCC-	1,035	561,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth	5.00%	7/1/2042	CCC-	$2,390	$1,296,695
PR Elec Pwr Auth	5.25%	7/1/2019	CCC-	2,000	1,133,080
PR Elec Pwr Auth	5.25%	7/1/2026	CCC-	4,900	2,709,259
PR Elec Pwr Auth	5.25%	7/1/2040	CCC-	3,235	1,755,182
PR Elec Pwr Auth	5.50%	7/1/2038	CCC-	2,350	1,275,016
PR Elec Pwr Auth	7.00%	7/1/2033	CCC-	4,000	2,170,280
PR Elec Pwr Auth	7.00%	7/1/2040	CCC-	725	393,342
PR Elec Pwr Auth (AGM)	0.704%#	7/1/2029	AA	5,720	3,987,584
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,730,878
Sa Energy Acquisition Pub Fac	5.50%	8/1/2021	A-	2,360	2,704,843
Salt River Agric Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,127,160
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,591,281
Salt Verde Fin Corp - Citi	5.50%	12/1/2029	A-	5,000	5,935,950
San Diego PFA Swr	5.00%	5/15/2020	AA-	5,000	5,716,250
San Diego PFA Swr	5.50%	5/15/2023	AA-	5,000	5,828,750
San Francisco City & Co Pub Util Sys Commn	5.00%	11/1/2023	AA-	5,450	6,458,577
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2022	AA-	1,100	1,301,905
Seminole Co Wtr & Swr	5.00%	10/1/2024	AA	4,000	4,845,760
Snohomish Co PUD #1 (AGM)	5.00%	12/1/2020	AA	5,000	5,096,350
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2021	AA	2,000	2,320,560
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2024	AA	1,000	1,180,940
TEAC - Goldman Sachs	5.00%	2/1/2018	A-	1,055	1,137,448
TEAC - Goldman Sachs	5.25%	9/1/2021	A-	3,000	3,412,650
TEAC - Goldman Sachs	5.25%	9/1/2024	A-	8,520	9,750,458
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	13,000	14,648,400
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	2,000	2,166,380
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	A-	4,685	5,324,643
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	A-	2,925	3,351,465
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	A-	12,610	15,040,451
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,889,589
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	6,151,233
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR	340	340,592
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,178,970
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,783,875
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,643,624
Total					536,560,049
Total Municipal Bonds (cost $3,550,548,755)					3,634,981,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Investments					Shares (000)	Fair Value
SHORT-TERM INVESTMENTS 0.92%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,776)					2	$1,776

		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Municipal Bond 0.05%

Tax Revenue

MI Fin Auth - Detroit Sch Dist (cost $1,624,999)		2.85%	8/20/2015	NR	$1,625	1,627,746

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 0.87%

Corporate-Backed 0.28%

Port Arthur Nav Dist - Motiva	0.21%	7/1/2015	12/1/2039	A2	10,500	10,500,000

Health Care 0.21%

Montgomery Co Hlth - Catholic Health	0.13%	7/1/2015	10/1/2041	A	8,000	8,000,000

Lease Obligations 0.03%

Pima Co IDA - Clark Co Detention†	0.35%	7/2/2015	9/1/2033	AA-	1,000	1,000,000

Utilities 0.35%

Las Vegas Valley Water District	0.25%	7/1/2015	6/1/2036	AA+	13,000	13,000,000
Total Variable Rate Demand Notes (cost $32,500,000)						32,500,000
Total Short-Term Investments (cost $34,126,775)						34,129,522
Total Investments in Securities 98.62% (cost $3,584,675,530)						3,669,110,559
Cash and Other Assets in Excess of Liabilities(h) 1.38%						51,413,061
Net Assets 100.00%						$3,720,523,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

Open Futures Contracts at June 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	September 2015	142	Short	$(21,419,812)	$223,469
U.S. 10-Year Treasury Note	September 2015	442	Short	(55,767,969)	472,300
Totals				$(77,187,781)	$695,769

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$3,498,525,157	$—		$3,498,525,157
Other Revenue	—	138,083,586	40	(4)	138,083,626
Money Market Mutual Fund	1,776	—	—		1,776
Variable Rate Demand Notes	—	32,500,000	—		32,500,000
Total	$1,776	$3,669,108,743	$40		$3,669,110,559
Liabilities
Trust Certificates(5)	$—	$(3,840,000)	$—		$(3,840,000)
Total	$—	$(3,840,000)	$—		$(3,840,000)
Other Financial Instruments
Futures Contracts
Assets	$695,769	$—	$—		$695,769
Liabilities	—	—	—		—
Total	$695,769	$—	$—		$695,769

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended June 30, 2015.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.
(5)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2014	$40
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of June 30, 2015	$40

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.66%

Corporate-Backed 5.49%

Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$377,471
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,496,446
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,034,560
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	571,720
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	621,324
Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2		770	884,091
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	533,285
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB+		780	925,626
Love Field Arpt - Southwest Airlines	5.25%	11/1/2040	BBB		190	205,810
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		500	502,195
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		130	139,229
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-		185	187,089
St John Bapt Parish Rev - Marathon Oil	5.125%	6/1/2037	Baa1		500	526,330
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	114,306
Warren Co - Intl Paper	6.50%	9/1/2032	BBB		255	290,555
Total						8,410,037

Education 8.60%

Allegheny Co Hi Ed - Duquesne Univ	5.50%	3/1/2029	A2		160	182,883
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2		325	365,976
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3		265	294,664
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		250	285,050
DE EDA - DE State Univ (AGM)	5.00%	10/1/2031	AA		410	466,482
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	103,663
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	Baa1		475	558,054
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	847,788
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	1,001,420
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A		175	195,116
IL Fin Auth - DePaul Univ	6.00%	10/1/2032	A		700	835,919
IL Fin Auth - DePaul Univ	6.125%	10/1/2040	A		315	376,211
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		100	102,008
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	509,115
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	500,820
LA PFA - Loyola Univ	5.25%	10/1/2029	A-		680	764,340
McAllister Academic Vlg - AZ State Univ	5.25%	7/1/2030	AA-		125	138,175
Morgan State Univ	5.00%	7/1/2027	A+		670	760,664
Morgan State Univ	5.00%	7/1/2030	A+		350	388,696
Morgan State Univ	5.00%	7/1/2032	A+		450	497,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	BBB		$225	$247,541
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2		160	178,789
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1		250	284,253
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	400	437,648
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,000	1,133,750
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-		860	943,506
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A2		700	766,948
Total						13,167,156

Financial Services 0.31%

IN Bd Bk - JP Morgan	1.155%#	10/15/2022	A3		500	477,220

General Obligation 8.99%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA		550	645,507
CA State GO	5.375%	11/1/2035	Aa3		400	466,912
CA State GO	5.50%	3/1/2040	Aa3		975	1,126,807
CA State GO	6.50%	4/1/2033	Aa3		300	356,220
Chicago Brd Ed	5.25%	12/1/2039	A-		250	230,015
Chicago GO	5.25%	1/1/2027	A-		270	268,847
Chicago GO	5.50%	1/1/2037	A-		360	353,326
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-		400	477,636
Guam GO	7.00%	11/15/2039	BB-		95	113,163
HI State GO	5.00%	12/1/2028	AA		1,000	1,164,400
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3		225	260,717
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2		1,000	1,077,380
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA		375	409,856
Middletown CSD	5.25%	12/1/2040	AA		250	281,955
NYC GO	5.00%	8/1/2023	AA		705	838,167
NYC GO	5.00%	8/1/2027	AA		575	666,241
Philadelphia GO	5.25%	7/15/2031	A+		600	680,598
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA		370	420,894
PR Comwlth GO	4.75%	7/1/2018	CCC-		370	268,583
PR Comwlth GO	5.25%	7/1/2022	CCC-		250	166,038
PR Comwlth GO	5.375%	7/1/2030	CCC-		955	587,325
PR Pub Bldg Auth	5.50%	7/1/2027	CCC-		145	87,928
PR Pub Bldg Auth GTD	6.00%	7/1/2020	CCC-		125	81,935
PR Pub Bldg Auth GTD	6.25%	7/1/2026	CCC-		315	198,504
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	A+		1,000	1,115,950
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	837,892
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	578,020
Total						13,760,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 19.87%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		$300	$317,187
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA-		300	337,815
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA-		345	386,293
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	AA-		675	779,362
AZ Hlth Facs - Banner Hlth	5.50%	1/1/2038	AA-		1,285	1,386,721
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		745	849,047
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		275	319,192
CA Stwde - American Baptist	5.00%	10/1/2021	BBB+	(a)	635	712,857
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	535,850
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		750	798,075
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	126,902
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	306,628
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	A		750	825,435
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	A		155	176,712
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	693,594
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	Aa3		500	571,060
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	149,491
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	158,042
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	130	147,532
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA+		530	592,508
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		400	420,420
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	159,267
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		480	526,613
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	448,136
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	NR		275	312,185
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		30	33,043
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		235	249,152
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	AA-		755	844,445
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	316,294
IL Fin Auth - Rush Univ Med	5.00%	11/15/2039	A+		250	269,345
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	Aaa		315	374,242
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		220	261,375
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		80	95,046
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	Aaa		250	298,797
IL Fin Auth - Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	Aaa		305	344,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		$760	$858,306
IN Fin Auth - Major Hsp	5.00%	10/1/2044	Baa2		750	776,040
Karnes Co Hsp Dist	5.00%	2/1/2044	BBB	(a)	250	262,975
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		300	354,465
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	AA-		790	912,142
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	BBB+		930	1,037,406
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	279,042
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	502,120
MD Hlth & HI Ed - Meritus Med Ctr(c)	5.00%	7/1/2045	BBB		500	526,905
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	695,584
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	448,104
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2033	A1		250	271,030
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	163,688
Montgomery Co Hlth - Catholic Hlth E	6.25%	11/15/2034	AA-		105	121,150
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		125	136,339
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,132,850
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	BBB+		1,100	1,211,122
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		225	183,190
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		250	288,500
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		500	535,605
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,218,413
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		500	523,850
Univ Med Ctr Corp	5.00%	7/1/2020	NR		500	582,985
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		140	161,214
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		500	538,210
Westchester Co Hlth Care	6.00%	11/1/2030	Baa1		150	172,762
Westchester Co Hlth Care	6.125%	11/1/2037	Baa1		275	314,476
WI Hlth & Ed - Aurora Hlth	5.125%	4/15/2031	A3		195	213,615
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		840	878,455
Total						30,423,960

Housing 0.72%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	371,505
CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		250	264,808
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		100	109,220
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		350	358,137
Total						1,103,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 7.62%

CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2030	A1	$130	$133,930
CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A1	250	292,010
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A1	535	610,440
CA Pub Wks - Various Cap Proj	5.75%	3/1/2030	A1	310	361,544
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A1	150	150,618
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	530,100
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	1,155	1,350,853
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	250	275,312
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	934,875
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	500	574,620
Los Angeles USD	5.00%	10/1/2025	A+	1,000	1,154,490
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+	650	712,114
NJ EDA - Sch Facs	1.67%#	3/1/2028	A-	500	489,565
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A-	500	545,285
North Hudson Sewerage Auth	5.00%	6/1/2024	A-	1,000	1,150,050
Philadelphia Muni Auth	6.375%	4/1/2029	A+	655	756,361
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,133,380
VA Transp Brd	4.75%	5/15/2035	AA+	470	518,918
Total					11,674,465

Other Revenue 5.46%

Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	155	169,942
Austin Convention†	5.75%	1/1/2034	BB	590	612,361
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	209,976
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2	250	257,183
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	595	612,017
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2026	Ba1	100	102,745
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	775	891,800
Cleveland Arpt	5.00%	1/1/2029	A-	425	460,679
Cleveland Arpt	5.00%	1/1/2030	A-	555	598,590
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB	275	288,043
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	530,760
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	339,138
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	225,656
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB	235	266,850
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	160,921
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,002,726
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2	475	531,824
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	307,172
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	55,000
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	576,170
PR Pub Bldg Auth	5.25%	7/1/2027	CCC-	265	159,042
Total					8,358,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 2.84%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	$250	$270,042
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	517,480
CT Spl Tax - Trans Infra	5.00%	9/1/2034	AA	500	565,810
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	837,720
Lancaster Redev	6.00%	8/1/2024	BBB	250	285,315
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	568,775
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	395	427,287
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB+	100	107,765
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	660	768,148
Total					4,348,342

Tax Revenue 4.25%

Guam Privilege Tax	5.00%	1/1/2024	A	150	169,925
Hudson Yards	5.75%	2/15/2047	A	925	1,048,737
MTA NY - Dedicated Tax	5.50%	11/15/2039	AA	225	254,444
NY UDC - PIT	5.00%	3/15/2033	AAA	750	838,658
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,121,210
PR Corp Sales Tax	5.25%	8/1/2027	CCC-	575	317,688
PR Corp Sales Tax	5.25%	8/1/2041	CCC-	1,000	552,500
PR Corp Sales Tax	5.75%	8/1/2037	CCC-	220	121,550
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	275	318,766
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	636,816
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	588,356
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	205	226,297
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	307,975
Total					6,502,922

Tobacco 4.02%

Buckeye Tobacco	5.125%	6/1/2024	B-	500	408,820
Golden St Tobacco	5.00%	6/1/2030	A1	500	559,795
MI Tob Settlement	5.125%	6/1/2022	B-	705	620,153
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	169,808
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,275,329
RI Tob Settlement	5.00%	6/1/2035	A-	475	492,637
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	180	198,756
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	618,273
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	806,946
TSASC	5.00%	6/1/2026	BB-	400	406,128
TSASC	5.00%	6/1/2034	B	660	595,610
Total					6,152,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 15.49%

Atlanta Arpt	5.25%	1/1/2030	Aa3	$635	$725,748
Atlanta Arpt - PFC	5.00%	1/1/2028	A+	1,000	1,140,810
Central TX Tpk	5.00%	8/15/2033	BBB+	700	755,741
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	637,916
Chicago Midway Arpt	5.00%	1/1/2026	A-	185	208,717
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	1,040	1,113,611
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	120	134,234
Chicago O’Hare Arpt	5.625%	1/1/2035	A2	370	411,666
Chicago O’Hare Arpt (NPFGC)(FGIC)	5.00%	1/1/2030	AA-	100	100,303
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	200,632
Delaware River Port Auth	5.00%	1/1/2029	A	470	533,182
Delaware River Port Auth	5.00%	1/1/2034	A	800	889,928
DFW Arpt	5.00%	11/1/2028	A+	750	854,355
DFW Arpt	5.00%	11/1/2030	A+	850	956,972
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA-	500	562,875
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	218,870
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	865,080
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	800,759
Met DC Arpt	5.00%	10/1/2035	AA-	255	287,431
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	563,355
Miami Dade Co Aviation - MIA	5.00%	10/1/2034	A	400	444,648
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	530	622,342
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A-	160	183,413
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A-	515	586,894
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A	575	660,129
MTA NY - Dedicated Tax	5.25%	11/15/2029	AA	535	622,521
NJ Trans Trust Fund	5.75%	12/15/2031	A-	350	386,432
NJ Trans Trust Fund	6.00%	6/15/2035	A-	660	761,963
North TX Twy Auth	5.00%	1/1/2031	A3	250	272,155
North TX Twy Auth	6.00%	1/1/2043	A2	1,040	1,199,578
PA Tpk Commn	5.00%	12/1/2034	A+	100	110,576
PA Tpk Commn	5.00%	12/1/2039	A+	750	816,855
PA Tpk Commn	5.50%	6/1/2033	A-	315	346,780
PR Hwy & Trans Auth	4.00%	7/1/2017	CCC-	240	163,507
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	92,653
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	830	904,725
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	120	136,495
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	547,517
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	563,622
San Diego Arpt	5.00%	7/1/2040	A	945	1,030,088
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,304,862
Total					23,719,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 14.00%

Adelanto Util Sys	6.00%	7/1/2024	NR	$200	$222,780
Adelanto Util Sys	6.625%	7/1/2031	NR	100	113,805
Baltimore Wastewtr	5.00%	7/1/2039	AA-	500	556,255
Baltimore Water	5.00%	7/1/2033	AA-	605	687,129
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	500	544,760
Chicago Water	5.00%	11/1/2039	A-	800	831,976
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	204,535
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,124,640
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	840	909,695
Detroit Sewer (NPFGC)(FGIC)	5.00%	7/1/2035	AA-	120	120,384
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	181,492
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	AA-	285	285,097
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	445,072
FL Muni Pwr Agy	5.00%	10/1/2026	A2	840	961,439
Gainesville Utility	5.25%	10/1/2034	AA	150	171,229
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	100	106,100
IN Muni Pwr	5.25%	1/1/2032	A+	450	511,839
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,000	1,095,770
Long Beach Nat Gas - ML	5.50%	11/15/2030	A-	420	493,874
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	500	585,275
Los Angeles USD	5.00%	7/1/2023	Aa2	500	605,690
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	300	328,065
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2045	A	350	380,348
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	614,313
MO Joint Muni Elec Util Commn	5.00%	1/1/2027	A2	250	285,605
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,818,345
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	277,226
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	587,616
NYC Muni Water	5.00%	6/15/2036	AA+	500	561,640
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	532,261
Omaha Pub Pwr Dist	5.25%	2/1/2042	A1	500	565,840
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1	280	320,471
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	350	398,275
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC+	590	416,127
PR Elec Pwr Auth	5.00%	7/1/2028	CCC-	270	147,914
PR Elec Pwr Auth	5.25%	7/1/2028	CCC-	880	482,082
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	118,022
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A-	500	552,765
TEAC - Goldman Sachs	5.25%	9/1/2026	A-	250	283,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2025	A3	$900	$1,005,876
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	A-	870	995,924
Total					21,431,241
Total Investments in Municipal Bonds 97.66% (cost $144,851,572)					149,530,619
Cash and Other Assets in Excess of Liabilities(h) 2.34%					3,583,576
Net Assets 100.00%					$153,114,195

Open Futures Contracts at June 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	September 2015	3	Short	$(452,531)	$9,745
U.S. 10-Year Treasury Note	September 2015	29	Short	(3,658,985)	30,988
Totals				$(4,111,516)	$40,733

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$149,530,619	$—	$149,530,619
Total	$—	$149,530,619	$—	$149,530,619
Other Financial Instruments
Futures Contracts
Assets	$40,733	$—	$—	$40,733
Liabilities	—	—	—	—
Total	$40,733	$—	$—	$40,733

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 102.47%

Corporate-Backed 7.10%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$9,110,850
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	6,000	6,221,100
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	9,710	11,102,802
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB	2,165	2,464,982
Gloucester Co Impt Auth - Waste Mgmt AMT	2.50%	12/1/2029	A-	1,125	1,151,179
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,113,340
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	8,650	9,225,830
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	124,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A1	1,580	1,638,681
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB+	7,750	8,548,405
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB	2,530	2,800,609
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,496,196
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	855	470,250
Mission EDC - Waste Mgmt	2.50%	8/1/2020	A-	13,500	13,654,305
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,874,400
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,699,260
NY Energy - ConEd AMT (XLCA)	0.175%#	10/1/2035	A2	5,175	4,699,066
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	7,875	8,434,046
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	5,790	6,212,786
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	5,000	5,235,700
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	2,075	2,553,163
PA Econ Dev - US Airways	7.50%	5/1/2020	B+	1,500	1,755,885
PA Econ Dev - US Airways	8.00%	5/1/2029	B+	1,475	1,748,922
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,117,039
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	5,145	5,596,988
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB	3,205	3,679,885
St John Bapt Parish Rev - Marathon Oil	5.125%	6/1/2037	Baa1	2,010	2,115,847
West Pace Coop Dist(e)	9.125%	5/1/2039	NR	4,900	3,935,778
Total					125,781,294

Education 5.98%

Athens Clarke Ed - Ugaref Cent Precinct	5.00%	6/15/2031	Aa2	2,500	2,754,650
Athens Clarke Ed - Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2	2,000	2,276,800
Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	A1	2,475	2,730,519
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,102,340
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+	1,875	2,137,875
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,000	10
CT Hlth & Ed - Quinnipiac Univ (NPFGC)(FGIC)	5.00%	7/1/2026	AA-	3,000	3,205,320
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	Baa1	3,000	3,432,120
Detroit Sch Dist	5.00%	5/1/2029	Aa2	4,000	4,361,000
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	1,000	1,036,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	$4,575	$4,581,496
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		4,000	3,172,720
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,072,323
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,938,152
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,752,870
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		2,170	2,326,218
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,127,770
IL Fin Auth - Univ of Chicago	5.75%	7/1/2033	AA		4,350	4,945,341
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,704,000
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,960,187
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,299,650
MI Hi Ed - Creative Studies	5.875%	12/1/2028	Baa2		2,365	2,402,083
NY Dorm - Barnard Clg	5.00%	7/1/2035	A1		2,400	2,709,816
NY Dorm - Barnard Clg	5.00%	7/1/2043	A1		6,000	6,646,260
NY Dorm - NYU	5.00%	7/1/2030	AA-		2,155	2,460,687
NY Dorm - NYU	5.00%	7/1/2031	AA-		4,215	4,787,271
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,345,637
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,270	1,394,866
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	2,450	2,680,594
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,780	2,018,075
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2022	A3		1,950	2,222,395
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2023	A3		1,285	1,486,745
OR Facs Auth - Univ of Portland	5.00%	4/1/2045	BBB+		4,500	4,840,875
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A		4,645	5,054,643
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	2,059,383
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A2		6,340	6,946,358
Total						105,973,679

Financial Services 0.26%

IN Bd Bk - JP Morgan	1.155%#	10/15/2022	A3		4,875	4,652,895

General Obligation 12.36%

Bellwood GO	6.15%	12/1/2032	A		2,765	3,110,487
CA State GO	5.00%	2/1/2033	Aa3		10,000	11,222,300
CA State GO	5.25%	9/1/2024	Aa3		5,000	5,974,600
CA State GO	5.50%	3/1/2040	Aa3		9,250	10,690,225
CA State GO	5.60%	3/1/2036	Aa3		7,330	8,521,418
CA State GO	6.50%	4/1/2033	Aa3		13,400	15,911,160
Central USD (AG)	5.625%	8/1/2033	AA		2,360	2,738,827
Chicago Brd Ed	5.25%	12/1/2039	A-		2,000	1,840,120
Chicago GO	5.50%	1/1/2037	A-		1,000	981,460
Chicago GO	5.50%	1/1/2042	A-		250	244,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Cook Co GO (BAM)	5.00%	11/15/2024	AA	$10,000	$10,830,300
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,464,700
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,464,700
Guam GO	7.00%	11/15/2039	BB-	2,240	2,668,266
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,654,200
IL State GO	5.00%	3/1/2030	A-	11,500	11,767,030
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,871,900
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,595,806
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,696,624
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,537,595
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,600,480
NYC GO	5.00%	10/1/2026	AA	21,860	25,242,398
NYC GO	5.00%	8/1/2027	AA	6,000	6,952,080
NYC GO	6.25%	10/15/2028	AA	1,745	2,016,766
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,588,062
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,391,140
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,126,450
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,761,875
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,258,796
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,382,123
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,308,782
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,156,690
PR Comwlth GO	5.00%	7/1/2019	Caa2	1,395	970,571
PR Comwlth GO	5.00%	7/1/2020	Caa2	3,000	2,049,210
PR Comwlth GO	6.50%	7/1/2040	Caa2	5,485	3,510,400
San Diego USD	5.00%	7/1/2027	AA-	3,295	3,851,624
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	A+	2,250	2,539,778
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	A+	2,250	2,532,735
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	A+	3,250	3,626,837
Stockton USD (AGM)	5.00%	7/1/2026	AA	1,110	1,254,200
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	5,849,350
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	3,500	4,046,140
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,144,960
Total					218,947,708

Health Care 15.26%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB	2,600	2,748,954
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-	7,065	7,680,291
AZ Hlth Facs - Scottsdale Lincoln Hsp	5.00%	12/1/2042	A2	3,500	3,763,410
Brevard Co Hlth - Health First	5.00%	4/1/2039	A-	2,000	2,114,360
Brevard Co Hlth - Health First	7.00%	4/1/2033	A-	1,000	1,208,810
Butler Co Hospital Auth	5.00%	7/1/2035	Baa1	1,625	1,759,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		$1,500	$1,839,000
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,630	4,467,949
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		2,000	2,334,880
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,128,470
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,473,588
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		6,875	7,315,687
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,292,650
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,211,400
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,669,379
Collier Co Hlth - Moorings	5.00%	5/1/2045	A+		4,000	4,332,120
Comanche Co Hsp Auth	5.00%	7/1/2027	BBB-		2,355	2,492,979
Comanche Co Hsp Auth	5.00%	7/1/2029	BBB-		1,000	1,047,160
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	1,119,780
Delaware Co Hsp Auth - Cardinal Hlth	5.00%	8/1/2024	NR		5,500	5,761,800
Denver Hlth & Hsp Auth	1.289%#	12/1/2033	BBB		4,745	4,383,478
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		1,600	1,681,680
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	741,895
Fairfax Co IDA - Inova Hlth	5.00%	5/15/2044	AA+		3,000	3,294,540
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,694,084
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,827,284
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,405,641
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	NR		4,625	5,233,003
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		515	568,884
Greenville Hlth Sys	5.00%	5/1/2034	AA-		3,970	4,396,100
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		2,130	2,258,269
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,870,025
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	Aaa		3,000	3,585,570
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,641,735
IN Fin Auth - Major Hsp	5.00%	10/1/2044	Baa2		5,115	5,292,593
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,361,629
Karnes Co Hsp Dist	5.00%	2/1/2039	BBB	(a)	2,000	2,118,520
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,122,410
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,342,003
LA PFA - Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,393,542
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(a)	1,350	1,416,447
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,371,735
Lufkin Hlth - Mem Hlth	6.00%	2/15/2024	Baa3		555	646,436
MA DFA - Seven Hills Fndtn	5.00%	9/1/2032	BBB-		2,900	3,028,992
MA DFA - Seven Hills Fndtn	5.00%	9/1/2045	BBB-		2,565	2,634,742
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,000	3,348,510
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,626,348
MD Hlth & HI Ed - Meritus Med Ctr	5.00%	7/1/2045	BBB		3,000	3,161,430
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	13,300,723
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,030,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MI Fin Auth - Beaumont Hlth	5.00%	8/1/2032	A1		$2,000	$2,177,820
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2033	A1		2,500	2,710,300
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,468,024
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,417,923
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,964,975
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,135,420
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	653,730
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,812,586
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	A-		1,675	1,902,482
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	6,100,270
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,290,690
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	Ba1		1,300	1,345,643
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,699,640
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,170,216
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,258,472
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,230,668
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,370,980
Sullivan Co Hlth & Ed - Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,072,960
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		2,500	2,619,250
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2044	Baa1		2,625	2,722,466
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,712,550
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	550	571,401
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	776,310
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A+		2,500	2,816,925
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	1,065,014
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,628,881
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,757,650
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,305,680
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,107,220
Total						270,406,610

Housing 1.40%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,853,652
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	600,710
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,000	1,059,240
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2		5,000	5,524,850
Dekalb Newton Gwinnett Co - GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,687,080
East Point Hsg - Laurel Ridge Apts AMT (FNMA)	5.00%	10/1/2032	AA+		2,475	2,482,450
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2		2,000	2,241,960
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BBB		1,415	1,549,453
Los Angeles Hsg	6.25%	6/1/2034	BBB		4,220	4,540,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)

Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-	$1,000	$1,041,870
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	1,150	1,176,738
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,015,910
Total					24,774,717

Lease Obligations 9.50%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A1	5,600	6,412,784
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A1	8,500	9,376,775
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A1	2,500	2,812,100
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A1	5,000	5,807,300
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	10,275	12,017,332
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	8,114,400
Goodyear Pub Impt	6.00%	7/1/2031	AA-	2,350	2,670,987
Houston Co Coop Dist - Country Crossing	12.50%	5/15/2020	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,807,510
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BBB-	2,400	2,584,056
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB	6,500	6,854,185
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB	3,000	3,130,350
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB	3,145	3,270,894
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	4,500	5,171,580
Indianapolis Local Pub Impt Bd Bk(b)	5.50%	2/1/2033	A	12,000	13,920,120
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+	10,000	10,955,600
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	7,500	8,122,650
NJ EDA - Sch Facs	1.67%#	3/1/2028	A-	4,625	4,528,476
NJ EDA - Sch Facs (AGM)	5.00%	6/15/2033	AA	9,840	10,474,385
NJ Trans Trust Fund	5.00%	12/15/2023	A-	4,425	4,788,691
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	1,980	2,168,258
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	2,870	3,142,878
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA	10,000	11,353,200
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA	6,000	6,783,360
PA IDA - Economic Dev	5.50%	7/1/2023	A+	2,630	2,974,819
Philadelphia Muni Auth	6.375%	4/1/2029	A+	2,000	2,309,500
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A+	3,150	3,760,627
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	5,000	5,658,150
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA	4,500	5,221,620
Total					168,440,107

Other Revenue 7.84%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3	8,015	8,619,732
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	5,750	6,304,300
Austin Convention†	5.75%	1/1/2034	BB	5,000	5,189,500
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	2,400	2,519,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Baker Correctional Dev	7.50%	2/1/2030	NR		$3,500	$2,591,750
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		1,455	1,509,970
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-		9,000	10,404,000
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	9,051,021
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,157,080
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,150,730
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,259,980
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,139,470
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,130,460
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,128,280
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036	NR		1,480	296,000
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(a)	5,500	6,212,965
Hammond Loc Pub Impt - Charter Sch	6.75%	8/15/2035	BB+		1,000	1,003,360
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,682,114
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,214,375
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2		6,645	7,439,941
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	464,905
Long Beach Nat Gas - ML	1.634%#	11/15/2027	A-		9,000	8,491,860
MA DFA - Broad Inst	5.25%	4/1/2037	AA-		7,250	8,144,070
Maverick Co PFC(e)	6.375%	2/1/2029	NR		2,580	1,238,400
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,411,190
MI Fin Auth - Student Loan AMT	5.00%	11/1/2020	A1		1,750	1,947,208
MI Fin Auth - Student Loan AMT	5.00%	11/1/2021	A1		1,500	1,673,295
MI Fin Auth - Student Loan AMT	5.00%	11/1/2022	A1		1,650	1,834,404
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,282,500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	62,500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	85,000
Milwaukee Redev - Admy of Learning(e)	5.50%	8/1/2022	NR		300	3,750
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037	NR		250	3,125
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,421,830
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,944,955
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(a)	3,500	3,421,075
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		1,275	1,277,958
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	7,015,750
TX PFA - Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,236,497
Total						138,965,012

Special Tax 2.76%

Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		4,300	4,450,328
Aurora TIF - East River	6.75%	12/30/2027	NR		830	899,031
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR		1,500	1,610,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+	$2,000	$2,004,960
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	5,240	786,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR	1,340	13
HI Dept Home Lands	5.875%	4/1/2034	A1	3,000	3,258,270
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,769,740
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	545,995
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	2,019	1,557,618
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,841,685
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,000	1,137,550
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,580,740
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,329,360
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	9,614,714
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-	2,500	2,933,150
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+	1,400	1,514,436
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,202,020
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,681,246
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,360	1,461,252
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,657,525
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,000	220,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	286,000
Total					48,891,958

Tax Revenue 5.96%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,141,914
MA Sch Bldg Auth - Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	22,692,100
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	4,000	4,091,680
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	2,000	2,204,140
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,090,420
NY UDC - PIT	5.00%	3/15/2028	AAA	5,000	5,635,700
NYC TFA - Future Tax(b)	5.00%	2/1/2027	AAA	12,000	13,701,300
NYC TFA - Future Tax(b)	5.00%	2/1/2028	AAA	4,000	4,567,100
PR Corp Sales Tax	5.00%	8/1/2040	Caa2	5,040	3,087,353
PR Corp Sales Tax	5.00%	8/1/2043	CCC-	5,130	2,834,325
PR Corp Sales Tax	5.25%	8/1/2041	CCC-	7,165	3,958,662
PR Corp Sales Tax	5.375%	8/1/2039	CCC-	6,510	3,596,775
PR Corp Sales Tax	5.50%	8/1/2040	CCC-	5,580	3,082,950
PR Corp Sales Tax	6.125%	8/1/2029	CCC-	2,000	1,120,000
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	16,049,740
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	4,190	4,967,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	$4,500	$4,967,505
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,387,454
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,463,800
Total					105,640,708

Tobacco 3.09%

Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	8,176,400
Golden St Tobacco	4.50%	6/1/2027	B	3,720	3,497,172
Golden St Tobacco	5.00%	6/1/2033	B-	2,245	1,834,098
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	1,519,720
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,521,569
RI Tob Settlement	5.00%	6/1/2035	A-	3,525	3,655,883
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	2,005	2,213,921
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	5,140,825
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,187,510
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,199,680
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,545,213
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	6,255	4,597,112
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	5,195	3,628,292
TSASC	5.00%	6/1/2026	BB-	3,070	3,117,032
Total					54,834,427

Transportation 19.65%

Atlanta Arpt - PFC	5.00%	1/1/2028	A+	1,000	1,140,810
Atlanta Arpt - PFC	5.00%	1/1/2031	A+	5,000	5,612,850
Central TX Mobility Auth	6.00%	1/1/2041	BBB	10,000	11,733,500
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	4,912,316
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,544,039
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-	2,000	2,207,800
Chicago O’Hare Arpt	5.625%	1/1/2035	A2	1,450	1,613,285
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,858,499
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	10,834,795
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	6,891,806
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	7,160	8,043,249
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,009,352
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,079,672
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	2,712,422
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	1,969,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	$5,000	$5,818,300
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,290,320
HI Arpt	5.00%	7/1/2034	A	3,000	3,293,430
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-	4,000	4,098,240
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB-	2,500	2,918,100
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,645	4,122,604
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,451,388
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,891,841
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,612,498
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,714,425
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,251,040
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	BBB+	550	615,522
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	BBB+	1,160	1,286,579
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2043	BBB+	1,500	1,623,225
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	3,250	3,678,317
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	4,435	4,974,518
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A	2,500	2,783,200
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A-	2,000	2,292,660
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-	5,900	7,796,673
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A	2,000	2,242,000
MTA NY	5.00%	11/15/2030	AA-	5,095	5,766,776
MTA NY	6.50%	11/15/2028	AA-	7,500	8,815,275
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1	2,750	3,082,228
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1	1,000	1,109,630
NJ Trans Trust Fund	6.00%	6/15/2035	A-	4,500	5,195,205
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,566,237
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,552,900
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,359,763
North TX Twy Auth	6.00%	1/1/2025	A2	615	682,927
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,513,875
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,688,125
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2038	BBB	2,500	2,622,850
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2042	BBB	8,500	8,835,155
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,630,910
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,671,419
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	12,925,560
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,204,681
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,390,847
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,592,567
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,442,779
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,181,240
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,110,020
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CCC-	2,000	1,751,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	$1,800	$2,035,782
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,870,280
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,600,215
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,305,300
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,846,580
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	12,750	13,309,597
San Jose Arpt AMT	5.00%	3/1/2022	A2	1,290	1,484,777
San Jose Arpt AMT	5.00%	3/1/2023	A2	1,000	1,152,800
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,774,250
St Louis Arpt - Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,522,015
VA Port Auth AMT	5.00%	7/1/2029	Aa3	8,615	9,852,286
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB-	1,500	1,574,460
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,880	5,085,546
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,630,395
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,712,655
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,780,444
Total					348,148,596

Utilities 11.31%

Amr Muni Pwr - Prairie St Energy	5.25%	2/15/2027	A1	175	191,063
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	AA-	3,000	3,591,720
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	AA-	4,000	4,788,960
Baltimore Wastewtr	5.00%	7/1/2039	AA-	4,250	4,728,167
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,776,192
Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	NR	5,000	5,007,900
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	5,000	5,447,600
Central Plains - Goldman Sachs	5.25%	9/1/2037	A-	8,585	9,374,648
Chicago Water	5.00%	11/1/2039	A-	2,600	2,703,922
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,455,119
Compton Water	6.00%	8/1/2039	NR	5,500	5,864,485
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,934,502
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,005,648
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,766,000
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.60%	5/1/2026	Baa1	2,295	2,358,572
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,387,250
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	2,000	2,107,180
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,291,460
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,331,711
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,015	2,207,977
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,372,426
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	3,300	3,862,815
Los Angeles USD	5.00%	7/1/2023	Aa2	5,000	6,056,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value
Utilities (continued)

Los Angeles Wastewater	5.00%	6/1/2044	AA+		$3,500		$3,945,445
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA		9,710		11,221,264
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A		2,625		2,870,569
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2045	A		3,150		3,423,137
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1		3,500		4,019,050
Met Atlanta Rapid Trans Auth (AGM)	5.00%	7/1/2034	AA+		10,000		10,690,500
Met St Louis Sewer Dist	5.75%	5/1/2038	AAA		1,760		1,909,318
New Orleans Water	5.00%	12/1/2034	BBB+		1,000		1,095,750
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A		5,000		5,775,550
OH Air Quality - FirstEnergy	3.625%	12/1/2033	BBB-		1,250		1,288,800
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-		3,250		3,669,543
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-		4,620		5,176,941
Omaha Pub Pwr Dist	5.25%	2/1/2042	A1		3,500		3,960,880
Palm Beach Co Solid Waste	5.50%	10/1/2028	AA+		3,000		3,425,670
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1		2,520		2,884,241
Philadelphia Water & Wastewater	5.00%	7/1/2030	A1		3,355		3,788,097
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A3		5,040		5,207,731
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC+		7,280		4,759,591
PR Elec Pwr Auth	0.884%#	7/1/2031	CCC-		4,000		2,157,760
Sabine River Auth - TXU(e)	5.80%	7/1/2022	NR		1,000		100,000
Sacramento MUD	5.00%	8/15/2027	AA-		1,650		1,922,036
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	A-		3,435		3,971,753
Southern CA Pub Pwr Auth - Goldman Sachs	1.656%#	11/1/2038	A-		3,000		2,627,130
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(a)	3,000		3,496,770
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		3,000		3,271,980
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,455		10,241,561
Total							200,513,284
Total Municipal Bonds (cost $1,731,974,803)							1,815,970,995

					Shares (000)
SHORT-TERM INVESTMENTS 0.47%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $908)					—	(i)	908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Municipal Bond 0.09%

Tax Revenue

MI Fin Auth - Detroit Sch Dist (cost $1,600,000)	2.85%	8/20/2015	NR	$1,600	$1,602,704

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Note 0.38%

Corporate-Backed

Port Arthur Nav Dist - Motiva (cost $6,700,000)	0.21%	7/1/2015	11/1/2040	A2	6,700	6,700,000
Total Short-Term Investments (cost $8,300,908)						8,303,612
Total Investments in Securities 102.94% (cost $1,740,275,711)						1,824,274,607
Liabilities in Excess of Cash and Other Assets(h) (2.94%)						(52,088,432)
Net Assets 100.00%						$1,772,186,175

Open Futures Contracts at June 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	September 2015	77	Short	$(11,614,969)	$250,239
U.S. 10-Year Treasury Note	September 2015	152	Short	(19,178,125)	162,421
Totals				$(30,793,094)	$412,660

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type (2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,817,573,699	$—	$1,817,573,699
Money Market Mutual Fund	908	—	—	908
Variable Rate Demand Note	—	6,700,000	—	6,700,000
Total	$908	$1,824,273,699	$—	$1,824,274,607
Liabilities
Trust Certificates(4)	$—	$(62,165,000)	$—	$(62,165,000)
Total	$—	$(62,165,000)	$—	$(62,165,000)
Other Financial Instruments
Futures Contracts
Assets	$412,660	$—	$—	$412,660
Liabilities	—	—	—	—
Total	$412,660	$—	$—	$412,660

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended June 30, 2015.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.11%

Corporate-Backed 15.26%

AK IDA - Anchorage Sportsplex(e)	6.12%	8/1/2031	NR	$3,285	$1,248,300
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR	1,375	1,384,061
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2036	NR	3,210	3,219,887
Allegheny Co IDA - US Steel	6.875%	5/1/2030	BB-	6,050	6,820,165
Beauregard Parish - Office Max	6.80%	2/1/2027	B3	5,000	5,018,250
Brazos River Auth - TXU Rmkt AMT(e)	7.70%	4/1/2033	NR	2,000	200,000
Brazos River Auth - TXU Rmkt AMT†(e)	8.25%	5/1/2033	NR	2,000	200,000
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	1,450	1,541,147
CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	9,000	9,371,160
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	BB-	15,240	15,303,551
Cleveland Arpt - Continental Airlines AMT	5.70%	12/1/2019	BB-	2,555	2,572,170
Fort Bend IDC - NRG Energy	4.75%	5/1/2038	Baa3	6,360	6,501,637
Fort Bend IDC - NRG Energy	4.75%	11/1/2042	Baa3	3,000	3,106,710
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	2,000	2,226,680
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2036	NR	1,670	1,678,517
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	BB-	4,200	4,410,798
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-	4,660	4,749,519
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-	16,910	18,582,399
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	BB-	13,000	13,745,550
IL Fin Auth - Leafs Hockey Club(e)	5.875%	3/1/2027	NR	1,500	120,000
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,450	116,000
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	650	771,355
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,831,775
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,020,007
Maricopa Co IDA - Waste Mgmt AMT	3.375%	12/1/2031	A-	4,165	4,359,297
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	8,500	8,617,215
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	3,430	1,886,500
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2	15,660	16,127,138
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	1,515	1,588,250
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	5,125	5,533,001
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	13,935	14,780,297
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	5,965	5,982,537
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	1,885	2,020,456
NJ EDA - Continental Airlines AMT	5.625%	11/15/2030	BB-	2,600	2,841,124
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	42,725	42,912,563
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	4,500	5,304,330
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB	9,545	9,590,911
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2046	BB+	2,000	2,041,020
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	6,135	6,582,978
PA Econ Dev - Natl Gypsum AMT	5.50%	11/1/2044	NR	1,000	1,020,370
PA Econ Dev - US Airways	8.00%	5/1/2029	B+	2,460	2,916,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Port Bay City Auth - Celanese AMT	6.50%	5/1/2026	BB-		$6,120	$6,129,731
Port Corpus Christi Auth - Celanese	6.45%	11/1/2030	BB-		1,750	1,753,938
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB		4,000	4,297,080
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,150,720
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B3		1,500	1,505,550
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB		4,145	4,509,138
Tulsa Mun Arpt Trust - American Airlines AMT	5.00%	6/1/2035	BB-		7,000	7,543,760
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,713,450
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR		2,000	2,418,540
West Pace Coop Dist(e)	9.125%	5/1/2039	NR		13,770	11,060,339
WI PFA - Natl Gypsum AMT	5.25%	4/1/2030	NR		2,500	2,529,200
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,310,260
Total						304,766,178

Education 4.65%

Buffalo & Erie IDC - Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,246,430
Buffalo & Erie IDC - Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,888,520
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	4,876,400
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,783,004
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,376,953
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	3,753,480
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		12,725	10,093,215
IA HI Ed - Wartburg Clg	5.00%	10/1/2032	BB	(a)	3,000	3,026,100
IA HI Ed - Wartburg Clg	5.00%	10/1/2037	BB	(a)	4,750	4,662,125
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,403,845
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,038,640
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,519,250
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,457,298
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,819,425
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,299,650
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,885,520
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,471,200
NY Dorm - Touro Clg	5.50%	1/1/2044	BBB-	(a)	3,885	4,229,444
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	Caa2		4,985	4,897,713
OR Facs Auth - Univ of Portland	5.00%	4/1/2045	BBB+		3,000	3,227,250
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,461,775
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	BB		2,060	2,044,550
Univ of California†(b)	5.75%	5/15/2031	AA		7,000	8,195,040
VA Clg Bldg Auth - Marymount Univ	5.00%	7/1/2045	BB+		3,110	3,196,147
Total						92,853,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation 4.69%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	Caa1		$6,360	$6,178,231
Bellwood GO	5.875%	12/1/2027	A		3,000	3,351,120
Bellwood GO	6.15%	12/1/2032	A		2,770	3,116,111
Chicago GO	5.25%	1/1/2032	A-		3,000	2,925,690
Chicago GO	5.50%	1/1/2037	A-		1,000	981,460
Chicago GO	5.50%	1/1/2042	A-		250	244,543
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR		1,250	1,294,088
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR		710	752,870
Guam GO	6.75%	11/15/2029	BB-		8,690	10,296,520
Guam GO	7.00%	11/15/2039	BB-		2,235	2,662,310
IL State GO	5.00%	8/1/2025	A-		2,685	2,838,689
Maverick Co GO	8.75%	3/1/2034	NR		2,450	2,316,744
Maverick Co GO	8.75%	3/1/2034	NR		5,390	5,096,838
NYC GO(b)	5.13%	3/1/2026	AA		10,000	11,291,950
Oakland USD	6.125%	8/1/2029	NR		1,500	1,666,125
Pasadena USD	4.125%	5/1/2037	Aa2		2,775	2,847,067
PR Comwlth GO	4.00%	7/1/2020	Caa2		1,175	787,979
PR Comwlth GO	5.00%	7/1/2019	Caa2		5,075	3,530,931
PR Comwlth GO	5.00%	7/1/2020	Caa2		10,410	7,110,759
PR Comwlth GO	5.00%	7/1/2020	Caa2		3,000	2,049,210
PR Comwlth GO	5.00%	7/1/2021	Caa2		1,350	905,148
PR Comwlth GO	5.00%	7/1/2022	Caa2		2,970	1,961,418
PR Comwlth GO	5.00%	7/1/2033	Caa2		2,595	1,570,183
PR Comwlth GO	5.25%	7/1/2019	Caa2		2,525	1,763,005
PR Comwlth GO	5.25%	7/1/2022	Caa2		4,170	2,769,505
PR Comwlth GO	5.25%	7/1/2037	Caa2		5,275	3,152,076
PR Comwlth GO	5.625%	7/1/2032	Caa2		4,775	2,978,406
PR Comwlth GO	5.625%	7/1/2033	Caa2		4,030	2,519,032
PR Comwlth GO	6.00%	7/1/2038	Caa2		3,000	1,871,340
PR Comwlth GO (AMBAC)	4.50%	7/1/2023	Caa2		2,235	2,033,984
Woonsocket GO	7.125%	6/15/2016	B2		695	716,615
Total						93,579,947

Health Care 27.68%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,484,632
Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	2,980,698
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,078,430
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,000,200
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,442,310
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		9,710	9,298,393
Blaine Sr Hsg & Hlthcare - Crest View	6.125%	7/1/2050	NR		5,000	4,911,550
Botetourt Co RCF - Glebe	6.00%	7/1/2034	NR		2,480	2,528,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		$6,485	$6,467,231
Butler Co Hospital Auth	5.00%	7/1/2039	Baa1		1,625	1,736,979
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,757,588
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,428,890
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BBB		5,025	5,271,828
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		5,625	5,985,562
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,164,900
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,926,450
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,061,140
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,745,094
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,061,870
Chesterfield Co EDA - Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,027,620
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,006,840
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,567,991
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,682,234
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,028,190
Collier CO IDA - Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,321,140
Collier CO IDA - Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,525,330
Comanche Co Hsp Auth	5.00%	7/1/2025	BBB-		2,115	2,274,979
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,050,760
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		585	616,362
Cumberland Co Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,120,640
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,359,082
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,531,700
Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		1,000	1,048,590
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BB+		5,720	6,034,200
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,921,445
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,000	1,041,730
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		2,800	2,847,908
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,740,070
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,976,844
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	910,712
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,033,224
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,806,737
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	2,014,040
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	1,994,270
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	544,368
Harris Co Cultural Ed - Brazos	5.00%	1/1/2038	BB+	(a)	510	502,549
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,514,646
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,560,190
Harris Co Cultural Ed - Childrens Med	5.00%	10/1/2024	AA		6,000	6,790,020
Harris Co Cultural Ed - Childrens Med	5.25%	10/1/2029	AA		4,000	4,523,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

HFDC Cent TX - Legacy/Willow Bend	5.625%	11/1/2026	NR		$1,850	$1,878,139
HFDC Cent TX - Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,548,785
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		5,095	5,104,120
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,914,428
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		1,200	1,203,336
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		5,000	4,750,400
IL Fin Auth - Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth - Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth - Clare At Water Tower(e)	5.20%	5/15/2020	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth - Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	95,333
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		569	187,183
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	122,325
IL Fin Auth - Clare Oaks	4.00%	11/15/2052	NR		4,550	2,836,031
IL Fin Auth - Clare Oaks	7.00%	11/15/2017	NR		520	520,374
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		940	931,079
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	4,000	4,001,360
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,974,682
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,727,045
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	NR		2,165	2,103,514
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA+		5,000	5,740,050
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		1,580	1,591,281
IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,512,600
Karnes Co Hsp Dist	5.00%	2/1/2039	BBB	(a)	1,000	1,059,260
Karnes Co Hsp Dist	5.00%	2/1/2044	BBB	(a)	1,255	1,320,135
Kent Hsp Fin Auth - Metropolitan Hsp	5.75%	7/1/2025	BB		3,395	3,404,812
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB		4,575	4,588,450
King Co Pub Hsp - Snoqualmie Vly Hsp(c)	6.25%	12/1/2045	NR		3,500	3,411,485
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,122,410
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,205,353
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,619,513
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,077,640
LA Env Facs - St James Place	6.00%	11/15/2035	NR		1,485	1,462,577
LA Env Facs - St James Place	6.25%	11/15/2045	NR		6,100	5,993,555
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,353,978
LA PFA - Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,592,935
Licking Co Hlth - Kendal Granville	6.00%	7/1/2050	NR		6,000	5,965,140
Lubbock Hlth - Carillon	6.30%	7/1/2019	NR		4,010	4,114,460
MA DFA - Seven Hills Fndtn	5.00%	9/1/2032	BBB-		5,905	6,167,654
MA DFA - Seven Hills Fndtn	5.00%	9/1/2045	BBB-		5,000	5,135,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MA Hlth & Ed - Emerson Hsp (AG)	5.00%	8/15/2025	AA		$4,000	$4,017,480
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,850,786
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,400	4,679,488
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		200	224,382
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,030,470
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2032	A1		2,000	2,177,820
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2033	A1		2,500	2,710,300
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	7,330,120
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		7,500	7,351,725
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,530,247
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,887,517
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		8,190	8,387,379
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,274,925
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,614,036
NJ EDA - Lions Gate	5.00%	1/1/2034	NR		500	508,645
NJ EDA - Lions Gate	5.25%	1/1/2044	NR		1,000	1,018,490
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,124,950
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		6,880	5,601,558
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	BB-		2,625	2,606,730
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2045	Ba1		1,800	1,856,682
OH Hsp - Cleveland Clinic†(b)	5.50%	1/1/2034	AA-		13,500	15,245,753
Onondaga CDC - St Josephs Hsp	4.50%	7/1/2032	BB		6,360	6,161,568
Onondaga CDC - St Josephs Hsp	5.125%	7/1/2031	BB		1,250	1,342,275
Orange Co Hlth - Orlando Lutheran	5.375%	7/1/2020	NR		825	826,320
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,597,618
Orange Co Hlth - Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,923,971
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,659,916
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		5,000	5,427,650
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BB+		3,500	3,646,160
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BB+		6,250	6,629,000
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BB+		10,875	11,408,745
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,425	2,376,282
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,525,408
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,744,170
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,172,860
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,111,375
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,603,720
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,100,980
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,714,832
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	12,825,400
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		2,895	2,923,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Sarasota Hlth - Manatee	5.75%	7/1/2045	NR		$6,435	$6,474,382
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR		4,000	2,683,600
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR		12,000	11,897,040
SE Port Auth - Memorial Hlth	5.00%	12/1/2035	BB	(a)	750	761,775
SE Port Auth - Memorial Hlth	5.00%	12/1/2043	BB	(a)	750	754,440
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB	(a)	1,100	1,145,826
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB	(a)	1,300	1,402,037
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,156,091
St Paul Port Auth - Healtheast Midway	5.75%	5/1/2025	BB+		1,520	1,520,000
St Paul Port Auth - Healtheast Midway	5.875%	5/1/2030	BB+		1,000	1,000,000
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,380,000
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		2,500	2,619,250
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2044	Baa1		2,625	2,722,466
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	1,200	1,246,692
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	2,635	2,727,436
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,273,380
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,645,542
Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037	NR		9,250	9,623,145
Vigo Co Hsp - Union Hsp†	5.75%	9/1/2042	NR		2,000	2,075,160
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,574,102
WA Hsg - Mirabella	6.50%	10/1/2032	NR		2,000	2,109,320
WA Hsg - Mirabella	6.75%	10/1/2047	NR		3,000	3,171,570
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,665	1,736,645
Western IL EDA - Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,954,534
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	4,183,120
WI Hlth & Ed - Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		3,000	3,099,510
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,898,792
WI PFA - Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR		2,961	1,038,571
WI PFA - Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR		2,961	30
WI PFA - Rose Villa	5.75%	11/15/2044	NR		2,035	2,124,621
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,529,824
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,020,600
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,490,450
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,283,700
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,061,320
Total						552,725,282

Housing 0.95%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	866,845
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,232,020
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	600,710
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BBB		3,300	3,613,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

Met Govt Nashville H & E - Prestige Pt(e)	7.50%	12/20/2040	NR		$3,930	$2,358,000
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,564,245
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,087,240
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		3,000	3,081,510
Saline EDC - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	1,500	1,532,715
Total						18,936,851

Lease Obligations 2.24%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A1		1,500	1,768,440
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A1		5,000	5,503,050
Houston Co Coop Dist - Country Crossing	12.50%	5/15/2020	NR		4,199	587,860
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,807,510
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BBB-		1,600	1,722,704
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,272,426
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,420,804
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,320,240
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,000	1,072,080
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,415,100
NJ Trans Trust Fund	5.00%	6/15/2032	A-		5,000	5,126,500
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,309,500
PR Pub Fin Corp	5.50%	8/1/2031	CCC-		12,250	4,441,972
Total						44,768,186

Other Revenue 7.97%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3		5,120	5,506,304
Austin Convention†	5.75%	1/1/2034	BB		2,900	3,009,910
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,220,200
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	11,156,577
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2039	Ba1		2,995	3,047,772
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,580,341
CA Fin Auth - High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,263,700
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BB+		2,390	2,460,194
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	5,007,000
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,150,730
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036	NR		1,735	347,000
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2029	BB+		5,000	5,055,150
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,650	5,687,742
FL DFC - Palm Bay Admy(e)	6.00%	5/15/2036	NR		2,000	1,283,760
FL DFC - Palm Bay Admy(e)	6.125%	5/15/2037	NR		1,855	1,190,687
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(a)	6,000	6,674,700
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	3,459,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		B-		$1,250	$1,214,375
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037		NR		6,570	1,651,041
La Vernia Hi Ed - Amigos/Friends Life	6.25%	2/15/2026		NR		1,000	1,003,170
La Vernia Hi Ed - Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,220,439
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,836,278
Lombard PFC - Conf Ctr & Hotel(e)	7.125%	1/1/2036		NR		8,500	4,250,000
Maverick Co PFC(e)	6.25%	2/1/2024		NR		4,135	1,984,800
Maverick Co PFC(e)	6.375%	2/1/2029		NR		1,640	787,200
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR		15,200	8,360,000
MD EDC - Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR		3,000	1,650,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		NR		5,500	3,135,000
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		2,250	1,282,500
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		707	714,299
MI St Strategic Fd(f)	Zero Coupon	—	(g)	NR		5,000	500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	139,500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	287,750
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037		NR		3,340	41,750
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,703,655
North TX Edu Fin Corp - Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,061,040
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2023		BB+		635	661,137
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		BB+		3,165	3,253,050
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2039		BB+		4,740	4,864,946
Ohio St Pollution Ctl Rev(e)	5.625%	5/15/2020		NR		2,965	297
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,040,180
Palm Bay Ed - Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	438,000
Palm Bay Ed - Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	1,500,000
Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035		NR		2,425	2,425,218
Pima Co IDA - American Charter Sch	5.50%	7/1/2026		BB	(a)	5,000	4,887,250
Pima Co IDA - American Charter Sch	5.625%	7/1/2038		BB	(a)	4,245	3,972,641
Pima Co IDA - Horizon Learning Ctr	5.25%	6/1/2035		BBB		5,000	5,002,650
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	985,744
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037		NR		3,575	3,587,727
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034		BBB		3,310	3,317,679
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		BBB		3,540	3,547,965
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,368,120
Total							159,277,293

Special Tax 7.83%

Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025		NR		1,000	1,066,580
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040		NR		2,250	2,398,702
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036		NR		1,030	1,046,676
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044		NR		2,150	2,177,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Arborwood CDD	Zero Coupon	5/1/2025	NR	$635	$659,835
Arborwood CDD	Zero Coupon	5/1/2036	NR	780	848,211
Arborwood CDD	Zero Coupon	5/1/2036	NR	75	81,559
Arborwood CDD	5.35%	5/1/2036	NR	4,855	4,855,534
Aurora TIF - East River	6.50%	12/30/2023	NR	2,215	2,400,107
Aurora TIF - East River	6.75%	12/30/2027	NR	1,365	1,478,527
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,757,425
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	7,500	8,087,775
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR	4,260	4,294,293
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,841,010
Corona Norco Sch Dist PFA	5.00%	9/1/2023	A-	790	910,277
Corona Norco Sch Dist PFA	5.00%	9/1/2026	A-	625	700,856
Corona Norco Sch Dist PFA	5.00%	9/1/2027	A-	1,250	1,393,200
Corona Norco Sch Dist PFA	5.00%	9/1/2032	A-	1,190	1,309,393
Corona Norco Sch Dist PFA	5.00%	9/1/2035	A-	585	633,795
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,200	5,199,636
Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	200,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,788,313
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	12,000	12,252,360
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,769,740
Irvine CFD - Great Park	5.00%	9/1/2039	NR	1,000	1,100,110
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	545,995
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,068,930
Lake Elsinore PFA	5.00%	9/1/2040	NR	4,000	4,255,280
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,156,930
Lancaster Redev Agy	6.875%	8/1/2039	NR	570	697,076
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	497,480
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	3,102,300
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,283	4,075,729
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	4,960,800
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	6,110	6,306,986
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	545,460
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,525,000
Poway USD PFA	5.00%	9/15/2024	BBB	500	566,305
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,148,581
Poway USD PFA	5.00%	9/15/2032	BBB	995	1,074,680
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	954,170
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,371,964
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,350,387
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,655	2,700,613
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,345	2,385,287
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,329,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Riverside Co Tax Alloc - Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-		$9,000	$9,014,400
San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR		2,240	2,348,080
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR		2,500	2,614,900
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR		1,300	1,425,424
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR		1,140	1,232,887
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	BBB+		700	757,218
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	AA-		1,010	1,086,053
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR		2,000	2,121,960
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR		1,500	1,649,445
Sparks Loc Impt Dist	6.75%	9/1/2027	NR		700	728,847
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1		5,500	5,846,555
Stone Canyon CID(e)	5.70%	4/1/2022	NR		1,485	326,700
Tern Bay CDD(e)	5.375%	5/1/2037	NR		13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR		1,265	1,364,986
Village CDD #10	6.00%	5/1/2044	NR		985	1,132,504
Village CDD #11	4.50%	5/1/2045	NR		3,640	3,580,267
Whispering Springs CDD(e)	5.20%	10/1/2021	NR		2,290	412,200
Total						156,386,431

Tax Revenue 2.95%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR		2,265	2,635,713
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR		3,150	3,293,577
NY UDC - PIT(b)	5.00%	12/15/2025	AAA		3,730	4,087,166
NY UDC - PIT(b)	5.00%	12/15/2026	AAA		5,420	5,938,992
PR Corp Sales Tax	5.00%	8/1/2024	CCC-		5,080	2,872,283
PR Corp Sales Tax	5.00%	8/1/2043	CCC-		2,725	1,505,562
PR Corp Sales Tax	5.25%	8/1/2040	Caa2		10,580	6,586,791
PR Corp Sales Tax	5.25%	8/1/2041	CCC-		23,720	13,105,300
PR Corp Sales Tax	5.375%	8/1/2039	CCC-		9,380	5,182,450
PR Corp Sales Tax	5.50%	8/1/2028	CCC-		5,000	2,762,500
PR Corp Sales Tax	5.50%	8/1/2040	CCC-		7,000	3,867,500
PR Corp Sales Tax	5.50%	8/1/2042	CCC-		5,350	2,955,875
PR Corp Sales Tax	5.75%	8/1/2037	CCC-		4,395	2,428,237
PR Corp Sales Tax	6.125%	8/1/2029	CCC-		3,030	1,696,800
Total						58,918,746

Tobacco 9.59%

Buckeye Tobacco	Zero Coupon	6/1/2047	B-	(a)	20,000	974,200
Buckeye Tobacco	5.125%	6/1/2024	B-		31,980	26,148,127
Buckeye Tobacco	5.75%	6/1/2034	B-		9,795	7,593,672
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	8,886,460
Buckeye Tobacco	5.875%	6/1/2047	B-		8,100	6,281,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Buckeye Tobacco	6.50%	6/1/2047	B-		$3,590	$3,043,423
Golden St Tobacco	4.50%	6/1/2027	B		22,195	20,865,519
Golden St Tobacco	5.00%	6/1/2033	B-		17,605	14,382,757
Golden St Tobacco	5.125%	6/1/2047	B-		4,500	3,419,370
Golden St Tobacco	5.75%	6/1/2047	B-		4,500	3,726,720
Inland Empire Tobacco	4.625%	6/1/2021	B-	(a)	4,205	4,106,183
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	4,950	4,890,105
MI Tob Settlement	5.125%	6/1/2022	B-		1,045	919,234
MI Tob Settlement	5.25%	6/1/2022	B-		4,100	3,633,912
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,261,600
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	4,196,500
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,192,888
RI Tob Settlement	5.00%	6/1/2050	BBB+	(a)	2,500	2,487,600
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	8,410,732
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	2,400	2,344,248
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	5,229,632
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		4,885	4,618,230
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		2,570	1,888,822
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		17,590	14,686,770
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B2		12,615	9,317,944
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		15,925	11,122,338
TSASC	5.00%	6/1/2034	B		1,330	1,200,245
TSASC	5.125%	6/1/2042	B-		10,355	8,763,540
Total						191,592,726

Transportation 6.67%

Broward CO Arpt AMT	5.125%	10/1/2038	A+		2,835	3,032,118
Central TX Tpk	5.00%	8/15/2033	BBB+		5,750	6,207,872
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,000	4,415,600
Chicago O’Hare Arpt - PFC AMT	4.00%	1/1/2027	A2		2,730	2,740,838
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A2		2,985	3,223,024
Denver City & CO Arpt AMT	5.50%	11/15/2025	A		3,410	3,967,467
DFW Arpt	5.00%	11/1/2028	A+		5,000	5,520,050
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB+		5,000	1,952,550
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-		25,000	12,978,750
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	1,969,830
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,153,440
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	5,818,300
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		3,250	3,774,193
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+		2,000	2,350,260
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		8,000	8,196,480
MA Port Auth - Delta Airlines AMT (AMBAC)	0.265%#	1/1/2031	NR		5,000	4,337,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-	$5,900	$7,796,673
NJ Trans Trust Fund	6.00%	6/15/2035	A-	2,700	3,117,123
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2038	BBB	2,500	2,622,850
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2042	BBB	3,500	3,638,005
PR Hwy & Trans Auth	5.00%	7/1/2020	CCC-	6,035	3,622,569
PR Hwy & Trans Auth	5.00%	7/1/2022	CCC-	1,545	856,594
PR Hwy & Trans Auth	5.00%	7/1/2028	CCC-	1,015	514,818
PR Hwy & Trans Auth	5.00%	7/1/2030	CCC-	4,890	2,453,655
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	Ca	4,000	3,502,280
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	6,000	6,263,340
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BB+	3,270	3,471,269
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BB+	4,000	4,214,440
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon	1/15/2022	AA-	570	455,099
San Jose Arpt AMT	5.00%	3/1/2023	A2	4,185	4,824,468
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3	7,870	8,406,104
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,712,655
Wayne Co Arpt AMT (NPFGC)(FGIC)	5.00%	12/1/2034	AA-	4,060	4,114,120
Total					133,224,324

Utilities 9.63%

Adelanto Util Sys	6.625%	7/1/2031	NR	11,000	12,518,550
Arborwood CDD	5.50%	5/1/2036	NR	565	565,119
Brazos River Auth - TXU AMT(e)	5.00%	3/1/2041	NR	6,000	600,000
Brazos River Auth - TXU AMT(e)	6.30%	7/1/2032	NR	2,000	200,000
CA Poll Ctl - Poseidon Res AMT†	5.00%	7/1/2037	Baa3	2,500	2,637,025
Compton Water	6.00%	8/1/2039	NR	3,710	3,955,862
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	2,195	2,377,119
Detroit Water	5.25%	7/1/2041	BBB+	5,000	5,226,850
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,828,528
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	3,000	3,160,770
IN Muni Pwr	5.25%	1/1/2034	A+	2,345	2,651,421
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000	3,323,250
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-	5,445	3,584,389
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	5,000	5,602,400
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	19,440	22,365,914
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	3,450,900
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000	5,295,550
Lathrop Fin Auth	5.90%	6/1/2027	NR	2,375	2,391,530
Lathrop Fin Auth	6.00%	6/1/2035	NR	3,255	3,272,414
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	5,795	6,783,337
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	4,019,050
Moraine Ohio Solid Waste Disp AMT(e)	6.75%	12/31/2025	NR	525	53
MSR Energy Auth - Citi	6.50%	11/1/2039	A-	5,850	7,704,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value
Utilities (continued)

NYC Muni Water(b)	5.00%	6/15/2029	AA+		$11,000		$12,260,545
NYC Muni Water(b)	5.13%	6/15/2030	AA+		1,000		1,114,595
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA		5,600		6,364,792
Pima Co IDA - Global Water AMT	5.60%	12/1/2022	NR		2,000		2,067,440
Pima Co IDA - Global Water AMT	5.75%	12/1/2032	NR		5,000		5,070,100
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC+		8,435		6,558,803
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC+		4,865		3,040,625
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC+		4,865		3,180,688
PR Elec Pwr Auth	5.00%	7/1/2029	CCC-		1,500		817,935
PR Elec Pwr Auth	5.00%	7/1/2042	CCC-		1,400		759,570
PR Elec Pwr Auth	5.25%	7/1/2040	CCC-		15,785		8,564,310
PR Elec Pwr Auth	5.50%	7/1/2038	CCC-		1,500		813,840
Sabine River Auth - TXU AMT(e)	6.45%	6/1/2021	C	(a)	2,000		200,000
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	AA		19,375		21,730,490
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	AA		6,270		7,032,267
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		5,000		5,415,950
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	A-		2,000		2,385,480
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR		340		340,591
Total							192,232,443
Total Municipal Bonds (cost $2,030,413,173)							1,999,261,453

					Shares (000)
SHORT-TERM INVESTMENTS 0.57%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $797)					—	(i)	797

		Interest
		Rate	Final		Principal
	Interest	Reset	Maturity		Amount
	Rate#	Date(d)	Date		(000)
Variable Rate Demand Notes 0.57%

Corporate-Backed 0.28%

Port Arthur Nav Dist - Motiva	0.21%	7/1/2015	12/1/2039	A2	$1,600	1,600,000
Port Arthur Nav Dist - Motiva	0.21%	7/1/2015	11/1/2040	A2	4,000	4,000,000
Total						5,600,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.29%

Las Vegas Valley Water District	0.25%	7/1/2015	6/1/2036	AA+	$5,750	$5,750,000
Total Variable Rate Demand Notes (cost $11,350,000)						11,350,000
Total Short-Term Investments (cost $11,350,797)						11,350,797
Total Investments in Securities 100.68% (cost $2,041,763,970)						2,010,612,250
Liabilities in Excess of Cash and Other Assets(h) (0.68%)						(13,535,304)
Net Assets 100.00%						$1,997,076,946

Open Futures Contracts at June 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2015	335	Short	$(42,267,578)	$357,965
Long U.S. Treasury Bond	September 2015	95	Short	(14,330,156)	308,708
Totals				$(56,597,734)	$666,673

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$1,647,751,717	$—		$1,647,751,717
Other Revenue	—	159,276,496	797	(4)	159,277,293
Utilities	—	192,232,390	53	(4)	192,232,443
Money Market Mutual Fund	797	—	—		797
Variable Rate Demand Notes	—	11,350,000	—		11,350,000
Total	$797	$2,010,610,603	$850		$2,010,612,250
Liabilities
Trust Certificates(5)	$—	$(41,160,000)	$—		$(41,160,000)
Total	$—	$(41,160,000)	$—		$(41,160,000)
Other Financial Instruments
Futures Contracts
Assets	$666,673	$—	$—		$666,673
Liabilities	—	—	—		—
Total	$666,673	$—	$—		$666,673

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended June 30, 2015.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd. (Other Revenue), Moraine Ohio Solid Waste Disp AMT (Utilities) and Ohio St Pollution Ctl Rev (Other Revenue).
(5)	Refer to Note 2(e) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2014	$850
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of June 30, 2015	$850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 87.08%

Corporate-Backed 15.98%

Allegheny Cnty Indl Dev Auth	5.50%	11/1/2016	BB-	$50	$51,920
Allegheny Co IDA - US Steel	6.50%	5/1/2017	BB-	100	106,569
Baltimore Mayor & City Council (XLCA)	5.25%	9/1/2021	Ba1	100	104,421
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	50	57,172
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	100	103,140
Gulf Coast IDA - CITGO TX AMT	4.875%	5/1/2025	B+	100	103,915
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	BB-	100	105,019
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	BB-	375	399,964
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	BB-	75	82,418
IN Fin Auth - US Steel	6.00%	12/1/2019	BB-	100	110,847
Montgomery Cnty Indus Dev Auth	2.60%	3/1/2034	Baa2	100	99,663
New York Liberty Dev Corp†	5.15%	11/15/2034	NR	100	103,830
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB	150	150,721
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	100	108,785
San Antonio, TX AMT (AMBAC)	4.75%	7/15/2036	BBB	25	25,027
Seminole Tribe FL Spl Oblg Rev†	5.75%	10/1/2022	BBB-	20	21,622
Tulsa Mun Arpt Trust - American Airlines AMT	5.00%	6/1/2035	BB-	100	107,768
Total					1,842,801

Education 6.10%

Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	100	111,078
New Rochelle Local Dev Corp N	5.00%	7/1/2022	BBB	100	112,722
New York St Dorm Auth	4.00%	11/1/2025	BBB	25	24,936
New York St Dorm Auth	4.00%	11/1/2026	BBB	90	88,706
New York St Dorm Auth	5.00%	5/1/2024	BB+	125	137,365
New York St Dorm Auth	5.00%	9/1/2028	BBB	10	10,248
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	100	109,198
Virginia Coll Bldg Auth	5.00%	7/1/2022	BB+	100	109,940
Total					704,193

General Obligation 7.52%

Chicago Bd of Ed, IL (AMBAC)	5.00%	12/1/2017	A-	100	102,913
Chicago, IL	5.00%	12/1/2019	A-	100	103,466
Chicago, IL	5.00%	1/1/2021	A-	60	61,304
City of Bayonne NJ (AGM)	5.00%	8/1/2022	AA	100	113,539
Eaton Area Park & Recreation D	5.00%	12/1/2018	NR	100	105,823
Guam GO	6.75%	11/15/2029	BB-	30	35,546
Illinois	5.00%	8/1/2017	A-	75	79,287
PR Comwlth GO (AMBAC)	4.50%	7/1/2023	Caa2	125	113,757
PR Pub Bldg Auth	5.50%	7/1/2023	Caa2	55	34,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	Caa2		$50	$50,409
Puerto Rico (AG)	5.00%	7/1/2017	AA		65	66,679
Total						866,978

Health Care 20.23%

Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		10	10,271
Allegheny Cnty Hosp Dev Auth (NPFGC)(FGIC)	6.00%	7/1/2023	AA-		100	124,051
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		100	99,421
Buffalo & Erie Cnty Indus Land	5.00%	7/1/2020	BBB+		100	113,356
Build NYC Resource Corp, NY	5.00%	7/1/2024	Baa1		30	34,978
California Statewide Comntys D	5.00%	10/1/2020	BBB+	(a)	100	111,778
Collier Cnty Indus Dev Auth FL†(c)	5.25%	5/15/2022	NR		100	100,031
Comanche Co Hsp Auth	5.00%	7/1/2022	BBB-		100	107,874
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	100	100,034
Illinois Fin Auth	5.00%	9/1/2021	BBB		100	112,532
Illinois Fin Auth	6.25%	5/1/2022	BBB+		50	58,610
King Cnty Public Hosp Dist No(c)	5.00%	12/1/2025	NR		100	98,089
Maryland St Health & Higher	5.00%	7/1/2020	Baa3		15	15,857
Massachusetts Dev Fin Agy	5.00%	7/1/2022	BBB		40	45,876
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		90	107,360
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		100	103,247
New Jersey Econ Dev Auth(c)	4.00%	1/1/2020	NR		75	76,108
New Jersey Hlthcare Facs Fing	5.00%	7/1/2021	BB+		100	107,646
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		15	16,637
Palm Beach Cnty Hlth Facs, FL	6.75%	6/1/2024	NR		100	111,968
Palm Beach Cnty Hlth Facs, FL	7.25%	6/1/2034	NR		20	22,845
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2022	BB+		50	51,797
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BB+		145	149,140
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		100	109,956
Tyler Hlth Facs Dev Corp	5.125%	7/1/2022	Baa1		55	62,685
WA Hlthcare Facs Auth	4.75%	7/1/2020	A		100	113,905
Westchester Cnty Hlthcare Corp	5.00%	11/1/2022	Baa1		100	111,127
Wisconsin Hlth & Edl Facs Auth	5.00%	8/15/2019	A3		50	56,371
Total						2,333,550

Housing 0.70%

California Muni Fin Auth	4.00%	6/1/2019	Baa3		75	80,224

Lease Obligations 2.48%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1		15	16,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

New Jersey Building Auth	5.00%	12/15/2018	A-	$150	$161,008
New Jersey Econ Dev Auth	5.00%	9/1/2020	A-	100	108,732
Total					286,259

Other Revenue 3.52%

Austin Convention†	5.75%	1/1/2034	BB	100	103,790
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	100	115,071
Downtown Phoenix Hotel Corp (FGIC)	4.25%	7/1/2020	BB+	85	85,954
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019	BBB+	90	101,762
Total					406,577

Special Tax 1.49%

Lake Elsinore Public Fing Auth	5.00%	9/1/2023	NR	100	111,682
New York City Indus Dev Agy (AMBAC)	5.00%	1/1/2017	BB+	25	26,134
San Francisco City & Cnty Rede	5.00%	8/1/2026	NR	30	33,593
Total					171,409

Tax Revenue 1.71%

Casino Reinvestment Dev Auth	5.00%	11/1/2020	BBB+	125	139,349
PR Corp Sales Tax	5.50%	8/1/2023	CCC-	100	58,289
Total					197,638

Tobacco 8.32%

Buckeye Tobacco	5.125%	6/1/2024	B-	375	306,615
Golden St Tobacco	4.50%	6/1/2027	B	100	94,010
Nthrn AK Tobacco	5.00%	6/1/2032	B2	10	8,393
Railsplitter Tobacco Settlemen	5.50%	6/1/2023	A	30	34,537
Sacramento Cnty Tobacco Settle	4.75%	6/1/2023	B+	55	54,462
Suffolk Tobacco Asset Sec.	5.00%	6/1/2023	A	60	67,510
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	45	44,703
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	100	94,539
Tobacco Settlement Fing Corp	5.00%	6/1/2023	A	65	73,790
Tobacco Settlement Fing Corp	5.00%	6/1/2024	A	70	79,692
TSASC	5.00%	6/1/2026	BB-	100	101,532
Total					959,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 8.33%

Chicago Waterworks	5.00%	11/1/2020	A-	$140	$155,046
Chicago, IL	4.00%	1/1/2019	A-	95	95,122
Chicago, IL AMT	5.00%	1/1/2023	A2	75	85,201
E - 470 Hwy Auth	5.00%	9/1/2020	BBB+	100	113,358
Houston Airport - Continental Airlines AMT	4.50%	7/1/2020	BB-	250	258,800
Love Field Arpt Modernization AMT	5.00%	11/1/2021	BBB	90	103,471
Massachusetts Port Auth AMT (AMBAC)	5.20%	1/1/2020	NR	35	35,019
Massachusetts Port Auth AMT (AMBAC)	5.50%	1/1/2017	NR	25	25,024
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	35	39,230
PR Hwy & Trans Auth	5.50%	7/1/2024	CCC-	45	23,913
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	25	27,251
Total					961,435

Utilities 10.70%

Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	Baa3	100	100,158
Detroit, MI	5.00%	7/1/2022	BBB+	100	112,186
Guam Waterworks Auth	5.00%	7/1/2029	A-	75	83,243
North Carolina Eastern Muni Pw	6.00%	1/1/2022	A-	100	121,236
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	95	106,452
Ohio Air Quality Auth - FirstEnergy	5.625%	6/1/2018	Baa2	200	219,452
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC+	75	58,318
Puerto Rico Elec Pwr Auth (AGM)	5.00%	7/1/2023	AA	30	29,400
Puerto Rico Elec Pwr Auth (AGM)	5.00%	7/1/2024	AA	40	39,150
Puerto Rico Elec Pwr Auth (NPFGC)	5.00%	7/1/2021	AA-	90	88,856
Puerto Rico Sales Tax Fing Cor	4.00%	8/1/2016	CCC-	65	50,220
Tennessee St Energy Acq.	5.00%	2/1/2020	A-	100	110,685
Texas Muni Gas Acquisition	5.25%	12/15/2024	A-	100	114,745
Total					1,234,101
Total Municipal Bonds (cost $10,061,148)					10,044,948

SHORT-TERM INVESTMENTS 11.57%

MUNICIPAL BONDS 1.17%

Special Tax 0.09%

New York City Indus Dev Agy (AMBAC)	4.00%	1/1/2016	BB+	10	10,116

Tax Revenue 1.08%

Pennsylvania Econ Dev Fing Aut	4.00%	7/1/2015	Aaa	125	125,000
Total Municipal Bonds (cost $135,000)					135,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 10.40%

Corporate-Backed 2.60%

Port Arthur Nav Dist - Motiva	0.21%	7/1/2015	12/1/2039	A2	$300	$300,000

General Obligation 2.60%

New York City GO	0.02%	7/1/2015	4/1/2036	Aa1	300	300,000

Tax Revenue 2.60%

New York Metropolitan Transit Auth	0.02%	7/1/2015	11/1/2031	AA-	300	300,000

Utilities 2.60%

Las Vegas Valley Water District	0.25%	7/1/2015	6/1/2036	AA+	300	300,000
Total Variable Rate Demand Notes (cost $1,200,000)						1,200,000
Total Short-Term Investments (cost $1,335,000)						1,335,116
Total Investments in Securities 98.65% (cost $11,396,148)						11,380,064
Cash and Other Assets in Excess of Liabilities(h) 1.35%						155,898
Net Assets 100.00%						$11,535,962

Open Futures Contracts at June 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2015	6	Short	$(715,547)	$(3,112)
U.S. 10-Year Treasury Note	September 2015	4	Short	(504,687)	(2,992)
Totals				$(1,220,234)	$(6,104)

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$10,180,064	$—	$10,180,064
Variable Rate Demand Notes	—	1,200,000	—	1,200,000
Total	$—	$11,380,064	$—	$11,380,064
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(6,104)	—	—	(6,104)
Total	$(6,104)	$—	$—	$(6,104)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.85%

Corporate-Backed 0.99%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,000	$1,041,240
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,555,275
Total					2,596,515

Education 7.46%

CA Ed Facs - Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	1,037,910
CA Ed Facs - Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,251,596
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	360,446
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,196,039
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,439,312
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,518,611
CA Infra & Econ Dev - Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,138,190
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,393,650
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,149,240
Tustin USD	6.00%	8/1/2036	Aa1	1,500	1,815,540
Univ California	5.00%	5/15/2037	AA-	1,435	1,614,504
Univ California	5.00%	5/15/2040	AA-	1,000	1,125,000
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,512,160
Total					19,552,211

General Obligation 20.01%

CA State GO	5.00%	9/1/2021	Aa3	1,000	1,184,930
CA State GO	5.00%	9/1/2029	Aa3	485	550,480
CA State GO	5.00%	2/1/2032	Aa3	2,000	2,253,360
CA State GO	5.00%	2/1/2033	Aa3	1,000	1,122,230
CA State GO	5.25%	10/1/2029	Aa3	1,500	1,728,000
CA State GO	5.25%	10/1/2032	Aa3	4,000	4,566,840
CA State GO	5.25%	4/1/2035	Aa3	3,000	3,418,590
CA State GO	5.50%	3/1/2040	Aa3	2,000	2,311,400
CA State GO	6.50%	4/1/2033	Aa3	3,500	4,155,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3		$1,000	$1,190,310
Colton Jt USD (AGM)	5.00%	8/1/2027	AA		1,000	1,143,150
Grossmont UHSD	5.00%	8/1/2043	Aa3		1,250	1,361,525
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		2,000	585,880
Guam GO	7.00%	11/15/2039	BB-		390	464,564
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,115,850
Los Angeles CCD	5.00%	8/1/2029	AA+		1,000	1,170,750
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,512,314
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,157,360
Moreno Vly USD (AGM)	5.00%	8/1/2044	AA		1,500	1,654,680
Mount Diablo USD	5.00%	8/1/2025	Aa3		1,000	1,170,950
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,159,480
Oakland USD	6.125%	8/1/2029	NR		1,000	1,110,750
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,025,970
Piedmont USD	5.00%	8/1/2034	AA+		1,200	1,358,088
Pomona USD (BAM)	5.00%	8/1/2039	AA		1,000	1,101,790
PR Comwlth GO	5.50%	7/1/2031	CCC-		3,000	1,867,500
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,337,860
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,168,000
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,103,410
Santa Monica CCD	5.00%	8/1/2044	AA		1,500	1,678,470
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,211,368
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,156,040
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,316,160
Total						52,413,949

Health Care 13.91%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,143,464
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,057,290
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	AA-		110	126,779
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,088,500
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,391,987
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,099,250
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,224,340
CA Hlth - Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,110,780
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,196,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	A1		$2,000	$2,314,560
CA Hlth - St Joseph Hlth	5.00%	7/1/2034	AA-		1,000	1,188,190
CA Hlth - Stanford Hsp	5.00%	8/15/2054	AA-		1,000	1,085,900
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,321,400
CA Muni Fin - Cmnty Med Ctrs(c)	5.00%	2/1/2040	A-		500	534,490
CA Muni Fin - NorthBay Hlthcare	5.00%	11/1/2040	BBB-		1,200	1,279,056
CA Stwde - American Baptist	5.00%	10/1/2045	BBB+	(a)	1,000	1,035,600
CA Stwde - Cottage Hlth	5.00%	11/1/2043	A+		750	821,273
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		525	577,784
CA Stwde - Kaiser Permanente	5.00%	4/1/2042	A+		1,000	1,083,030
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BBB		2,000	2,145,600
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BBB		1,000	1,049,120
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		1,000	1,064,100
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,164,900
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(a)	635	680,333
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	564,476
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,534,480
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,293,800
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A		1,000	1,081,640
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,172,510
Total						36,431,258

Housing 2.46%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,059,230
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,102,930
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	529,620
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	1,027,460
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,645,515
Los Angeles Regl Fin Auth - MonteCedro Prk	5.00%	11/15/2044	A+		1,000	1,077,690
Total						6,442,445

Lease Obligations 7.07%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A1		1,000	1,145,140
CA Pub Wks - State Prisons	5.75%	10/1/2031	A1		2,000	2,357,920
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A1		1,000	1,093,030
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A1		1,000	1,161,460
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	A1		2,000	2,393,280
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,109,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Malibu COP	5.00%	11/1/2034	AA+		$1,000	$1,147,610
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		1,220	1,380,589
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		1,000	1,160,360
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,439,380
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,136,071
Total						18,523,960

Other Revenue 2.61%

CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(a)	850	866,226
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,390	1,452,425
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,234,820
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BB+		600	619,284
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,660,755
Total						6,833,510

Special Tax 9.28%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		1,000	1,078,370
Corona Norco Sch Dist PFA	5.00%	9/1/2021	A-		350	401,968
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,567,281
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,000	1,116,960
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	545,995
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	A-		650	671,547
La Quinta Redev Agy	5.00%	9/1/2033	AA-		1,000	1,120,720
Lake Elsinore PFA	5.00%	9/1/2035	NR		1,000	1,068,930
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,156,930
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A+		1,120	1,283,856
Poway USD PFA	5.00%	9/15/2024	BBB		280	317,131
Poway USD PFA (BAM)	5.00%	9/1/2035	AA		1,500	1,657,035
Riverside Co Redev Agy - Tax Alloc	6.00%	10/1/2037	A-		2,000	2,289,680
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-		1,000	1,173,260
San Francisco Redev - Mission Bay North	6.75%	8/1/2033	A-		500	601,755
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-		1,000	1,202,360
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+		1,500	1,704,345
San Jose Redev Agy (AG)	4.50%	8/1/2035	AA		150	152,618
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR		500	549,815
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	A+		500	575,160
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	A+		500	574,145
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA		1,505	1,663,823
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A		1,500	1,832,340
Total						24,306,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 2.39%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		$1,030	$1,156,144
PR Corp Sales Tax	5.00%	8/1/2024	CCC-		1,000	565,410
PR Corp Sales Tax	5.25%	8/1/2041	CCC-		2,000	1,105,000
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA		450	535,784
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2		1,000	1,185,630
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,719,570
Total						6,267,538

Tobacco 3.17%

Golden St Tobacco	4.50%	6/1/2027	B		1,510	1,419,551
Golden St Tobacco	5.00%	6/1/2033	B-		1,070	874,158
Golden St Tobacco	5.00%	6/1/2045	A1		1,000	1,088,750
Golden St Tobacco	5.125%	6/1/2047	B-		2,000	1,519,720
Golden St Tobacco	5.75%	6/1/2047	B-		2,000	1,656,320
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	755	745,864
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		1,200	997,320
Total						8,301,683

Transportation 14.94%

Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		800	945,688
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,631,554
Bay Area Toll Auth	5.00%	10/1/2033	AA-		2,905	3,285,148
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		1,500	656,610
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,735	2,001,218
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		3,000	3,490,980
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		2,755	3,199,354
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA		2,000	2,272,440
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2021	AA		1,325	1,529,421
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2045	AA		1,000	1,090,120
Los Angeles Harbor AMT	5.00%	8/1/2036	AA		1,000	1,103,410
Port Oakland AMT	5.125%	5/1/2031	A+		1,250	1,367,063
Riverside Co Trsp Commn	5.75%	6/1/2048	BBB-		1,500	1,675,215
San Diego Arpt AMT	5.00%	7/1/2027	A+		1,000	1,129,720
San Francisco Arpt AMT	5.00%	5/1/2027	A+		1,430	1,596,995
San Francisco Port Commn AMT	5.00%	3/1/2030	A1		1,415	1,569,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	BBB-	$1,000	$1,095,140
San Joaquin Hills Trsp Corridor	5.00%	1/15/2044	BBB-	1,000	1,051,030
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	4,585	4,786,236
San Jose Arpt	5.00%	3/1/2027	A2	1,180	1,358,640
San Jose Arpt	5.00%	3/1/2029	A2	500	567,130
San Jose Arpt AMT	6.25%	3/1/2034	A2	1,500	1,732,275
Total					39,135,372

Utilities 14.56%

Adelanto Util Sys	6.625%	7/1/2031	NR	1,000	1,138,050
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-	1,000	1,146,970
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2026	AAA	65	72,025
Chino Basin Desalter Auth (AG)	5.00%	6/1/2027	AA	2,000	2,206,500
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	1,000	1,155,350
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	1,250	1,420,700
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	844,238
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	802,424
Guam Waterworks Auth	5.50%	7/1/2043	A-	500	557,895
Lathrop Fin Auth	6.00%	6/1/2035	NR	1,135	1,141,072
Long Beach Nat Gas - ML	1.614%#	11/15/2026	A-	1,000	957,790
Long Beach Nat Gas - ML	5.25%	11/15/2020	A-	1,505	1,699,220
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2026	AA-	2,000	2,334,020
Los Angeles Wastewater	5.00%	6/1/2044	AA+	1,000	1,127,270
MSR Energy Auth - Citi	7.00%	11/1/2034	A-	1,000	1,351,800
Northern CA Gas - Morgan Stanley	0.904%#	7/1/2027	A-	2,000	1,812,100
Northern CA Pwr - Geothermal #3	5.50%	7/1/2022	A1	1,985	2,289,439
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC+	1,000	653,790
PR Elec Pwr Auth	5.25%	7/1/2024	CCC-	255	142,938
PR Elec Pwr Auth	5.25%	7/1/2033	CCC-	100	54,261
PR Elec Pwr Auth	7.00%	7/1/2040	CCC-	450	244,143
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000	1,108,460
Rowland Water Dist COP	6.50%	12/1/2035	AA-	1,500	1,770,330
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA	1,500	1,847,910
Sacramento MUD	5.00%	8/15/2026	AA-	1,500	1,767,615
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A	2,000	2,250,820
Santa Rosa Wastewtr	5.00%	9/1/2025	AA-	1,000	1,165,630
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-	1,000	1,124,640
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A-	2,000	2,211,060
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA	1,000	1,122,390
Upper Santa Clara Vly Jt Pwrs	5.00%	8/1/2028	AA-	540	636,849
Total					38,157,699
Total Municipal Bonds (cost $243,436,196)					258,962,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2015

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal (cost $500)	—	(i)	$500
Total Investments in Securities 98.85% (cost $243,436,696)			258,962,664
Cash and Other Assets in Excess of Liabiities(h) 1.15%			3,011,410
Net Assets 100.00%			$261,974,074

Open Futures Contracts at June 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2015	72	Short	$(9,084,375)	$76,936
U.S. Long Bond	September 2015	2	Short	(301,688)	6,559
Totals				$(9,386,063)	$83,495

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$258,962,164	$—	$258,962,164
Money Market Mutual Fund	500	—	—	500
Total	$500	$258,962,164	$—	$258,962,664
Liabilities
Trust Certificates(4)	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)
Other Financial Instruments
Futures Contracts
Assets	$83,495	$—	$—	$83,495
Liabilities	—	—	—	—
Total	$83,495	$—	$—	$83,495

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended June 30, 2015.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.57%

Corporate-Backed 2.90%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$278,335
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	1,000	1,060,660
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	320	320,941
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	350	375,151
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	79,770
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	109,317
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	50	54,393
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	500	543,925
Total					2,822,492

Education 13.18%

NJ Ed Facs - Clg of NJ	5.00%	7/1/2038	A	500	543,865
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	525	586,651
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2034	A1	745	824,469
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	553,415
NJ Ed Facs - Princeton Univ	5.00%	7/1/2023	AAA	500	608,145
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	725	883,094
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A	425	485,252
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,095,690
NJ Ed Facs - Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,825,707
NJ EDA - Rutgers State Univ	5.00%	6/15/2038	AA-	525	584,955
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,293,100
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,124,990
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	842,543
NJ Inst of Tech	5.00%	7/1/2032	A1	500	550,355
Total					12,802,231

General Obligation 5.86%

Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	575,080
Guam GO	7.00%	11/15/2039	BB-	140	166,767
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,132,082
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	590	681,308
PR Comwlth GO	5.375%	7/1/2030	Caa2	1,000	615,000
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,200
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,036,240
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA+	445	484,480
Total					5,696,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 14.82%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	$500	$542,535
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	534,590
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	249,530
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	1,000	814,180
NJ Hlth - AHS Hsp Corp	6.00%	7/1/2037	A+	650	766,649
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	A-	90	93,787
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	A-	650	740,604
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	A-	925	1,054,417
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	A-	1,130	1,283,465
NJ Hlth - Catholic Hlth E	4.75%	11/15/2029	AA-	640	701,344
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	546,505
NJ Hlth - Robert Wood Hsp	5.00%	7/1/2039	A	500	543,725
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A	500	570,595
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-	1,035	1,147,960
NJ Hlth - St Lukes Warren Hsp	5.00%	8/15/2031	A-	1,000	1,086,660
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,276,100
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2025	AA+	415	425,441
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,024,000
Total					14,402,087

Housing 2.36%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,105	1,232,793
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,059,650
Total					2,292,443

Lease Obligations 21.07%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	1,250	1,376,562
Newark Hsg - Police Fac (AG)	6.75%	12/1/2038	A3	750	865,500
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	A-	1,000	1,023,540
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,050	2,197,764
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	227,434
NJ EDA - Sch Facs	5.00%	3/1/2026	A-	350	368,379
NJ EDA - Sch Facs	5.00%	3/1/2028	A-	110	114,243
NJ EDA - Sch Facs	5.00%	9/1/2033	A-	1,020	1,044,715
NJ EDA - Sch Facs	5.00%	6/15/2034	A-	200	203,310
NJ EDA - Sch Facs	5.00%	3/1/2035	A-	725	736,716
NJ EDA - Sch Facs	5.25%	9/1/2026	A-	405	427,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ EDA - Sch Facs	5.50%	12/15/2029	A-	$1,275	$1,371,989
NJ EDA - Seeing Eye	5.00%	6/1/2032	A	750	827,137
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A-	1,350	1,472,269
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	A-	1,630	1,804,932
NJ State COP - Equip Lease COP	5.25%	6/15/2029	A-	1,000	1,063,890
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A-	1,500	647,025
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A-	1,000	274,610
NJ Trans Trust Fund	5.00%	6/15/2022	A-	1,000	1,084,020
NJ Trans Trust Fund	5.00%	6/15/2038	A-	1,115	1,127,789
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A-	1,000	1,115,840
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	500	552,400
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	1,000	545,720
Total					20,473,213

Other Revenue 1.21%

Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,107,170
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	65,000
Total					1,172,170

Special Tax 0.85%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	825,005

Tax Revenue 7.16%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	464,697
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	530,555
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	1,205	1,488,187
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	375	420,926
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	562,606
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,420,460
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	255	278,057
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	128,334
PR Corp Sales Tax	5.00%	8/1/2035	CCC-	1,000	552,500
PR Corp Sales Tax	5.25%	8/1/2027	CCC-	1,020	563,550
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	500	551,945
Total					6,961,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 6.01%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	$1,525	$1,653,130
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	1,000	993,400
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	735	694,862
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	3,405	2,502,505
Total					5,843,897

Transportation 18.12%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	342,264
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,095,270
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,115	1,255,345
Delaware River Port Auth	5.00%	1/1/2028	A	500	570,405
Delaware River Port Auth	5.00%	1/1/2034	A	505	561,767
Hudson Co Impt - Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA	525	571,835
NJ Tpk Auth	5.00%	1/1/2028	A+	535	601,308
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,435,666
NJ Tpk Auth	5.00%	1/1/2038	A+	750	817,733
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	750	896,970
NJ Trans Trust Fund	6.00%	6/15/2035	A-	2,025	2,337,843
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,010	1,193,123
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	595,265
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,152,950
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,020	1,143,135
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB-	75	87,650
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	175	205,770
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,102,870
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,108,960
South Jersey Trans Auth	5.00%	11/1/2039	A-	515	535,986
Total					17,612,115

Utilities 5.03%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	455,276
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,040,740
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,000	1,190,700
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A3	525	414,461
Passaic Valley Wtr (AGM)	5.00%	12/15/2026	AA	300	352,113
PR Aqueduct & Swr Auth	5.25%	7/1/2024	CCC+	295	205,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

PR Elec Pwr Auth	5.00%	7/1/2037	CCC-	$110		$59,684
PR Elec Pwr Auth	5.75%	7/1/2036	CCC-	75		40,693
PR Elec Pwr Auth	7.00%	7/1/2040	CCC-	100		54,254
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000		1,071,700
Total						4,884,743
Total Municipal Bonds (cost $94,847,700)						95,788,370

				Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $500)				—	(i)	500
Total Investments in Securities 98.57% (cost $94,848,200)						95,788,870
Cash and Other Assets in Excess of Liabilities(h) 1.43%						1,384,878
Net Assets 100.00%						$97,173,748

Open Futures Contracts at June 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	September 2015	3	Short	$(452,531)	$9,745
U.S. 10-Year Treasury Note	September 2015	13	Short	(1,640,235)	13,891
Totals				$(2,092,766)	$23,636

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$95,788,370	$—	$95,788,370
Money Market Mutual Fund	500	—	—	500
Total	$500	$95,788,370	$—	$95,788,870
Other Financial Instruments
Futures Contracts
Assets	$23,636	$—	$—	$23,636
Liabilities	—	—	—	—
Total	$23,636	$—	$—	$23,636

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.61%

Corporate-Backed 7.39%

Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	$250	$265,715
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A-	2,750	3,169,485
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	500	504,115
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2	500	514,915
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	4,775	4,795,962
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	500	589,370
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	1,015	1,128,751
NY Liberty Dev Corp - B of A Tower	5.625%	7/15/2047	AA	1,620	1,825,708
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,295	1,386,932
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB	2,265	2,275,895
NYC IDA - InterActive Corp	5.00%	9/1/2035	BBB	1,315	1,318,445
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,931,436
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,360	1,370,730
Syracuse IDA - Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	Baa3	5,000	5,071,400
Total					26,148,859

Education 13.81%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,610,104
Build NYC Res Corp - CUNY	5.00%	6/1/2027	Aa2	400	465,484
Build NYC Res Corp - CUNY	5.00%	6/1/2029	Aa2	500	572,565
Build NYC Res Corp - CUNY	5.00%	6/1/2031	Aa2	1,120	1,274,146
Build NYC Res Corp - Fieldston Sch	5.00%	6/1/2023	A-	125	146,109
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,087,900
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	513,110
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2034	BBB-	300	322,557
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2039	BBB-	350	370,969
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	1,000	1,036,630
Monroe Co IDC - Univ of Rochester	5.00%	7/1/2036	AA-	1,750	1,939,455
Monroe IDC - Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,091,240
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	227,261
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	275,390
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	200	219,440
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200	218,398
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+	500	542,600
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,273,884
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1	500	584,795
NY Dorm - Barnard Clg	5.00%	7/1/2029	A1	1,600	1,856,384
NY Dorm - Barnard Clg	5.00%	7/1/2043	A1	650	720,012
NY Dorm - Brooklyn Law School	5.00%	7/1/2024	Baa1	1,000	1,201,190
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1	1,000	1,129,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Fordham University	5.25%	7/1/2031	A		$2,275	$2,584,241
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB-		1,000	1,099,460
NY Dorm - NYU	5.25%	7/1/2034	AA-		5,500	6,279,075
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+		570	628,841
NY Dorm - Pratt Institute	5.00%	7/1/2034	A3		1,035	1,147,918
NY Dorm - Rockefeller Univ	5.00%	7/1/2038	AA+		1,000	1,117,850
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	290,760
NY Dorm - St Johns Univ	5.00%	7/1/2037	A-		1,000	1,113,010
NY Dorm - SUNY	5.00%	7/1/2028	Aa3		1,000	1,159,310
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		1,500	1,675,455
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1		1,025	1,147,785
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,000	1,098,320
NYC IDA - Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,665,830
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,159,770
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2036	AA-		575	640,458
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,380,404
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,575	1,872,675
Yonkers IDA - Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,136,530
Total						48,876,335

General Obligation 5.57%

Guam GO	7.00%	11/15/2039	BB-		280	333,533
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,168,160
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,159,380
NYC GO	5.00%	8/1/2021	AA		1,070	1,241,928
NYC GO	5.00%	8/1/2022	AA		2,215	2,607,852
NYC GO	5.00%	8/1/2022	AA		1,200	1,412,832
NYC GO	5.00%	8/1/2026	AA		1,000	1,163,170
NYC GO	5.00%	8/1/2027	AA		1,500	1,756,080
NYC GO	5.00%	8/1/2027	AA		1,410	1,632,146
NYC GO	5.00%	10/1/2034	AA		1,500	1,684,425
NYC GO	5.00%	3/1/2036	AA		1,285	1,433,867
NYC GO	5.00%	3/1/2037	AA		1,500	1,662,585
PR Comwlth GO	5.375%	7/1/2030	CCC-		4,005	2,463,075
Total						19,719,033

Health Care 11.11%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		300	345,846
Build NYC Res Corp - NY Methodist Hsp	5.00%	7/1/2020	Baa1		750	857,415
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,030,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		$500	$545,710
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,692,214
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	1,000,520
Madison Co IDA - Oneida Hlth	5.25%	2/1/2027	BB+		750	767,085
Madison Co IDA - Oneida Hlth	5.50%	2/1/2032	BB+		750	766,583
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	BBB+		625	719,100
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	BBB+		2,045	2,335,635
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	BBB+		375	415,001
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,192,280
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	547,420
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	783,563
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,272,030
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,409,930
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,136,160
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,105,780
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,098,610
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2036	A-		1,000	1,089,830
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,731,000
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,196,600
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	Ba1		1,000	1,089,610
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,010	1,172,297
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,124,850
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,202,281
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB		1,000	1,021,860
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(a)	1,000	1,039,500
Suffolk Co IDA - Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,175	1,305,601
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		975	977,126
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,000,000
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,045,640
Westchester Co Hlth Care	6.00%	11/1/2030	Baa1		850	978,987
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,314,887
Total						39,311,151

Housing 0.95%

NY Mtg Agy - Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,340,284
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,027,170
Total						3,367,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 9.37%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2023	AA	$1,055	$1,222,998
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA	1,000	1,171,480
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA	2,575	2,963,748
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA	1,000	1,138,170
Monroe Co IDA - Rochester Schools	5.00%	5/1/2021	AA	2,500	2,931,000
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+	2,265	2,000,063
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2	1,560	1,828,367
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	AA	1,000	1,156,660
NY Dorm - Oneida	5.25%	8/15/2028	Aa2	3,375	3,750,300
NY Dorm - SUNY - Third Resolution	5.00%	5/15/2026	AA	2,490	2,895,372
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+	1,000	1,118,640
NY UDC - PIT	5.00%	3/15/2035	AAA	1,500	1,666,530
NYC TFA - Bldg Aid	5.00%	7/15/2022	AA	2,150	2,521,047
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA	1,510	1,770,928
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA	1,425	1,647,243
NYC TFA - Bldg Aid	5.00%	7/15/2036	AA	2,500	2,812,275
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	1,000	545,720
Total					33,140,541

Other Revenue 6.76%

Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	5,125	5,897,389
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-	1,415	1,635,740
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	1,310	1,394,089
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,288,040
NY Dorm - SUNY	5.00%	7/1/2037	Aa2	1,000	1,115,860
NYC Cultural - Museum Modern Art	5.00%	4/1/2031	AA	1,250	1,391,025
NYC Cultural - Museum Nat History	5.00%	7/1/2031	AA	1,695	1,950,199
NYC Cultural - Whitney Museum	5.00%	7/1/2031	A	2,000	2,204,140
NYC Cultural - Wildlife Consv Soc	5.00%	8/1/2033	AA-	1,750	1,968,452
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA	1,520	1,805,821
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA	1,000	1,123,560
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,153,097
Total					23,927,412

Special Tax 1.28%

NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,201,400
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,175,890
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,141,898
Total					4,519,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 13.36%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		$755	$847,465
Hudson Yards	5.75%	2/15/2047	A		2,650	3,004,491
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA		1,010	1,195,860
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA		1,000	1,135,340
NY Dorm - PIT	5.00%	12/15/2025	AAA		1,000	1,175,470
NY Dorm - PIT	5.00%	3/15/2027	AAA		1,250	1,478,463
NY Dorm - PIT	5.00%	2/15/2034	AAA		1,250	1,421,513
NY Dorm - Sales Tax	5.00%	3/15/2030	AAA		530	614,948
NY Dorm - Sales Tax	5.00%	3/15/2038	AAA		1,010	1,132,311
NY Twy Auth - PIT	5.00%	3/15/2023	AAA		2,025	2,363,276
NY UDC - PIT(b)	5.00%	12/15/2025	AAA		3,290	3,606,853
NY UDC - PIT(b)	5.00%	12/15/2026	AAA		4,790	5,251,314
NY UDC - PIT	5.00%	12/15/2028	AAA		3,500	3,949,610
NY UDC - PIT	5.00%	3/15/2033	AAA		2,010	2,247,602
NY UDC - PIT	5.00%	3/15/2036	AAA		1,500	1,680,420
NYC TFA - Future Tax	4.00%	11/1/2022	AAA		1,000	1,118,900
NYC TFA - Future Tax	5.00%	11/1/2021	AAA		2,010	2,378,031
NYC TFA - Future Tax	5.00%	11/1/2023	AAA		1,000	1,196,660
NYC TFA - Future Tax	5.00%	11/1/2023	AAA		1,000	1,192,780
NYC TFA - Future Tax	5.00%	2/1/2027	AAA		1,500	1,715,610
NYC TFA - Future Tax	5.00%	2/1/2030	AAA		240	277,289
NYC TFA - Future Tax	5.00%	11/1/2032	AAA		1,300	1,480,661
NYC TFA - Future Tax	5.00%	5/1/2034	NR		5	5,711
NYC TFA - Future Tax	5.00%	5/1/2034	AAA		2,495	2,795,223
NYC TFA - Future Tax	5.00%	8/1/2039	AAA		1,000	1,113,210
PR Corp Sales Tax	5.25%	8/1/2027	CCC-		640	353,600
PR Corp Sales Tax	5.75%	8/1/2037	CCC-		4,600	2,541,500
Total						47,274,111

Tobacco 3.09%

Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,434,778
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,236,989
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	1,745	1,704,464
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(a)	2,350	2,054,393
TSASC	5.00%	6/1/2026	BB-		1,760	1,786,963
TSASC	5.125%	6/1/2042	B-		3,180	2,691,266
Total						10,908,853

Transportation 14.16%

MTA NY	5.00%	11/15/2023	AA-		1,000	1,178,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

MTA NY	5.00%	11/15/2023	AA-	$1,395	$1,621,060
MTA NY	5.00%	11/15/2023	AA-	2,455	2,892,186
MTA NY	5.00%	11/15/2027	AA-	350	401,447
MTA NY	5.00%	11/15/2027	AA-	1,750	2,019,780
MTA NY	5.00%	11/15/2028	AA-	705	813,471
MTA NY	5.00%	11/15/2028	AA-	1,000	1,146,780
MTA NY	5.00%	11/15/2030	AA-	2,000	2,262,120
MTA NY	5.00%	11/15/2038	AA-	2,500	2,761,975
MTA NY	5.25%	11/15/2029	AA-	1,000	1,165,210
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	1,000	1,100,940
NY Bridge Auth	4.00%	1/1/2027	AA-	1,000	1,076,250
NY Twy Auth	5.00%	1/1/2032	A	3,000	3,383,820
NY Twy Auth	5.00%	1/1/2036	A	1,760	1,945,574
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2028	AA	2,000	2,236,420
NYC IDA - Terminal One Group AMT	5.50%	1/1/2021	A3	1,250	1,276,900
NYC IDA - Terminal One Group AMT	5.50%	1/1/2024	A3	2,000	2,042,540
Port Auth NY & NJ	4.00%	12/1/2022	AA-	1,560	1,741,007
Port Auth NY & NJ	5.00%	9/1/2028	AA-	750	874,478
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,500	1,681,080
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB-	170	193,377
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	BBB-	160	183,851
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	BBB-	455	531,745
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	BBB-	355	413,710
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	185	214,707
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	110	129,951
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	955	1,122,918
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,000	1,139,230
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,440,587
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,667,831
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,330,825
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	2,500	2,719,125
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	2,998,513
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	587,580
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	700,062
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,112,400
Total					50,107,560

Utilities 12.76%

Guam Pwr Auth	5.00%	10/1/2020	BBB	500	560,975
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	563,895
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,133,360
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,211,660
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,033,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

Long Island Power Auth	5.00%	9/1/2039	A-	$1,000		$1,090,370
Long Island Power Auth	5.50%	4/1/2024	A-	2,215		2,509,772
NY Energy - Brooklyn Union Gas AMT	6.952%	7/1/2026	A2	8,000		8,024,000
NY Env Facs - Clean Wtr & Drinking	4.75%	6/15/2032	AAA	3,500		3,738,420
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000		2,274,340
NY Env Facs - Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000		1,173,220
NY Env Facs - Clean Wtr & Drinking(c)	5.00%	6/15/2032	AAA	1,000		1,166,130
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250		1,398,088
NYC Muni Water	5.00%	6/15/2029	AA+	2,000		2,229,480
NYC Muni Water	5.00%	6/15/2034	AA+	1,500		1,674,630
NYC Muni Water	5.00%	6/15/2034	AA+	3,525		3,940,351
NYC Muni Water	5.00%	6/15/2035	AA+	1,550		1,724,731
NYC Muni Water	5.00%	6/15/2035	AA+	1,675		1,886,988
NYC Muni Water	5.00%	6/15/2036	AA+	2,250		2,527,380
NYC Muni Water	5.00%	6/15/2036	AA+	1,750		1,965,740
PR Aqueduct & Swr Auth	5.00%	7/1/2033	CCC+	300		195,786
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC+	425		265,625
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CCC+	295		193,965
PR Elec Pwr Auth	5.75%	7/1/2036	CCC-	1,250		678,213
Total						45,160,508
Total Municipal Bonds (cost $341,719,944)						352,461,005

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $500)				—	(i)	500
Total Investments in Securities 99.61% (cost $341,720,444)						352,461,505
Cash and Other Assets in Excess of Liabilities(h) 0.39%						1,397,494
Net Assets 100.00%						$353,858,999

Open Futures Contracts at June 30, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2015	71	Short	$(8,958,203)	$75,867
U.S. Long Bond	September 2015	9	Short	(1,357,594)	29,234
Totals				$(10,315,797)	$105,101

Note: See Footnotes to Schedules of Investments on page 104 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$352,461,005	$—	$352,461,005
Money Market Mutual Fund	500	—	—	500
Total	$500	$352,461,005	$—	$352,461,505
Liabilities
Trust Certificates(4)	$—	$(4,030,000)	$—	$(4,030,000)
Total	$—	$(4,030,000)	$—	$(4,030,000)
Other Financial Instruments
Futures Contracts
Assets	$105,101	$—	$—	$105,101
Liabilities	—	—	—	—
Total	$105,101	$—	$—	$105,101

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended June 30, 2015.
(4)	Refer to Note 2(e) for a description of Municipal Bonds Held in Trust.

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds	A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2015.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at June 30, 2015.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(d)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)*
Lord Abbett California Tax Free Income Fund (“California”)
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)
Lord Abbett New York Tax Free Income Fund (“New York”)

* Short Duration High Yield commenced operations on June 1, 2015.

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey, New York and Short Duration High Yield are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2015, as well as the average trust certificates for the period then ended June 30, 2015:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	3,840,000	.08% - .09%	8,673,666	3,840,000
AMT Free	—	—	—	—
National	62,165,000	.07% - .27%	141,617,231	62,165,000
High Yield	41,160,000	.07% - .12%	92,636,848	41,160,000
Short Duration High Yield	—	—	—	—
California	1,500,000	.08%	3,512,160	1,500,000
New Jersey	—	—	—	—
New York	4,030,000	.08%	8,858,167	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of June 30, 2015, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	2,071,962,528	20,871,164	(4,732,687)	16,138,477
Intermediate	3,576,254,949	144,393,727	(55,378,117)	89,015,610
AMT Free	144,763,163	7,255,540	(2,488,084)	4,767,456
National	1,677,109,541	123,739,414	(38,739,348)	85,000,066
High Yield	1,995,344,748	116,265,037	(142,157,535)	(25,892,498)
Short Duration High Yield	11,396,148	49,776	(65,860)	(16,084)
California	242,278,674	18,336,706	(3,152,716)	15,183,990
New Jersey	94,757,812	4,909,933	(3,878,875)	1,031,058
New York	337,395,412	16,538,436	(5,502,343)	11,036,093

The difference between book- basis and tax- basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended June 30, 2015 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2015:

Net Unrealized Appreciation (Depreciation) as of June 30, 2015
Short Duration	—
Intermediate	695,769
AMT Free	40,733
National	412,660
High Yield	666,673
Short Duration High Yield	(6,104)
California	83,495
New Jersey	23,636
New York	105,101

Item 2:      Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: August 20, 2015

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: August 20, 2015

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: August 20, 2015

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: August 20, 2015